JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT F

Annual Report

To

Contract Owners

December 31, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account F:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account F (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Utilities Fund (RUTL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)1

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

1 Year Account (JNMVA1)

5 Year Account (JNMVA5)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 13, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 12, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

(1)	See Note 1 to the financial statements for the former name of the subaccount.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	14,187	$447,029	$449,441	$1	$449,442	$-	$449,442	$449,442	$-	$449,442
ALCAI2	109,641	9,044,918	12,704,049	-	12,704,049	-	12,704,049	12,679,096	24,953	12,704,049
ALCGI2	65,542	4,711,675	5,845,714	-	5,845,714	-	5,845,714	5,845,714	-	5,845,714
ALMGI2	125,710	2,885,196	2,564,485	-	2,564,485	-	2,564,485	2,564,485	-	2,564,485
AASCO	53,093	1,260,569	945,587	-	945,587	1	945,586	945,586	-	945,586
SVDF	123,229	3,233,956	2,978,448	-	2,978,448	-	2,978,448	2,978,448	-	2,978,448
SVOF	98,694	2,542,075	2,650,928	-	2,650,928	-	2,650,928	2,650,928	-	2,650,928
PIVEI2	56,155	855,682	747,987	1	747,988	-	747,988	747,988	-	747,988
PIVF2	9,908	164,992	186,267	-	186,267	-	186,267	186,267	-	186,267
PIHYB2	2,445	21,959	20,541	-	20,541	2	20,539	20,539	-	20,539
PIVMV2	13,926	154,220	156,807	1	156,808	-	156,808	156,808	-	156,808
DVSCS	36,700	709,351	711,605	-	711,605	-	711,605	711,605	-	711,605
DSIF	105,449	6,282,469	8,410,607	-	8,410,607	-	8,410,607	8,391,190	19,417	8,410,607
DSRG	22,950	842,272	1,273,963	-	1,273,963	-	1,273,963	1,267,191	6,772	1,273,963
CLVGT2	103,943	2,477,772	2,937,427	-	2,937,427	1	2,937,426	2,937,426	-	2,937,426
FHIB	53,593	316,370	304,407	-	304,407	1	304,406	304,406	-	304,406
FVU2	58,505	563,800	596,166	-	596,166	1	596,165	596,165	-	596,165
RBKF	389	37,534	45,261	-	45,261	-	45,261	45,261	-	45,261
RBMF	800	79,439	78,552	-	78,552	-	78,552	78,552	-	78,552
RBF	8,405	793,272	628,975	-	628,975	1	628,974	628,974	-	628,974
RCPF	1,786	126,783	125,500	-	125,500	-	125,500	125,500	-	125,500
RVLDD	633	76,630	145,271	-	145,271	2	145,269	145,269	-	145,269
RELF	222	53,005	52,089	1	52,090	-	52,090	52,090	-	52,090
RENF	1,323	327,964	317,433	-	317,433	-	317,433	316,731	702	317,433
RESF	366	104,523	110,959	1	110,960	-	110,960	110,960	-	110,960
RLCE	41	5,063	4,820	-	4,820	-	4,820	4,820	-	4,820
RFSF	645	60,093	74,414	-	74,414	1	74,413	74,413	-	74,413
RUGB	1,591	35,333	28,896	-	28,896	-	28,896	28,896	-	28,896
RHCF	2,325	190,105	183,831	-	183,831	-	183,831	183,831	-	183,831
RINF	275	18,924	28,827	-	28,827	2	28,825	28,825	-	28,825
RVIDD	1	1,025	19	-	19	-	19	19	-	19
RAF	7	1,263	86	-	86	2	84	84	-	84
RVISC	1	176	28	-	28	1	27	27	-	27
RUF	145	4,785	3,324	2	3,326	-	3,326	3,326	-	3,326
RLCJ	349	33,161	26,575	-	26,575	1	26,574	26,574	-	26,574
RMED	1,386	256,724	328,099	-	328,099	-	328,099	328,099	-	328,099
RVF	10,513	1,185,452	1,953,279	-	1,953,279	-	1,953,279	1,953,279	-	1,953,279

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROF	25,750	1,562,556	2,216,040	-	2,216,040	-	2,216,040	2,216,040	-	2,216,040
RNF	6,569	860,400	1,398,628	-	1,398,628	-	1,398,628	1,398,628	-	1,398,628
RPMF	2,098	77,883	84,453	-	84,453	-	84,453	84,103	350	84,453
RREF	2,230	81,945	84,031	-	84,031	-	84,031	84,031	-	84,031
RMEK	773	61,577	59,211	-	59,211	-	59,211	59,211	-	59,211
RTF	5,920	2,108,848	2,863,006	-	2,863,006	-	2,863,006	2,863,006	-	2,863,006
RVLCG	9,746	514,113	544,041	-	544,041	-	544,041	539,455	4,586	544,041
RVLCV	3,578	182,679	216,378	-	216,378	-	216,378	212,497	3,881	216,378
RVMCG	6,448	232,536	246,300	-	246,300	-	246,300	244,812	1,488	246,300
RVMCV	2,741	110,975	138,535	-	138,535	-	138,535	136,572	1,963	138,535
RVSCG	1,861	115,296	98,332	-	98,332	-	98,332	97,199	1,133	98,332
RVSCV	2,431	164,043	206,162	-	206,162	-	206,162	205,011	1,151	206,162
RTEC	1,768	282,541	376,176	-	376,176	-	376,176	371,762	4,414	376,176
RTEL	609	36,162	38,736	1	38,737	-	38,737	38,737	-	38,737
RTRF	840	75,548	75,586	-	75,586	-	75,586	75,586	-	75,586
GVRUGM	257,858	257,858	257,858	-	257,858	-	257,858	254,225	3,633	257,858
RUTL	5,031	175,018	188,359	1	188,360	-	188,360	188,360	-	188,360
AVGI	21,819	662,325	733,545	-	733,545	1	733,544	733,544	-	733,544
IVDDI	16,452	416,967	425,781	-	425,781	-	425,781	425,781	-	425,781
IVRE	20,718	333,304	277,411	-	277,411	1	277,410	277,410	-	277,410
IVGMMI	6,828,955	6,828,955	6,828,955	1	6,828,956	-	6,828,956	6,821,729	7,227	6,828,956
IVHS	11,493	320,474	310,207	-	310,207	-	310,207	310,207	-	310,207
AVHY1	172,102	865,555	820,926	-	820,926	-	820,926	820,926	-	820,926
IVMCC2	33,077	329,533	353,594	1	353,595	-	353,595	353,595	-	353,595
IVT	7,537	131,456	179,371	-	179,371	1	179,370	179,370	-	179,370
JAEI	113,987	8,133,952	9,595,409	-	9,595,409	-	9,595,409	9,595,409	-	9,595,409
JAGRIN	74,709	3,642,489	5,423,884	-	5,423,884	-	5,423,884	5,415,165	8,719	5,423,884
JAIG	11,637	419,234	511,091	-	511,091	-	511,091	511,091	-	511,091
JARIN	163,665	6,003,725	9,721,685	1	9,721,686	-	9,721,686	9,708,852	12,834	9,721,686
LZREMS	11,840	243,763	256,344	-	256,344	-	256,344	255,507	837	256,344
LZRIES	27,710	257,585	257,978	-	257,978	-	257,978	257,978	-	257,978
LZRUSM	58,372	825,148	844,065	-	844,065	-	844,065	844,065	-	844,065
LPVCII	9,682	216,236	205,262	-	205,262	-	205,262	205,262	-	205,262
LPVCAI	6,783	143,496	98,424	-	98,424	-	98,424	98,424	-	98,424
LVCLGI	27,393	910,472	1,299,241	-	1,299,241	-	1,299,241	1,299,241	-	1,299,241
SBVHY	17	102	104	-	104	2	102	102	-	102
LACB2	253,452	1,991,662	2,129,754	1	2,129,755	-	2,129,755	2,129,755	-	2,129,755

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LACDV2	204,299	1,659,746	1,749,824	-	1,749,824	-	1,749,824	1,749,824	-	1,749,824
LACIPS	15,036	137,961	137,789	-	137,789	-	137,789	137,789	-	137,789
LACI2	43,927	472,674	469,311	-	469,311	-	469,311	469,311	-	469,311
LACV2	205,490	2,437,213	2,512,935	-	2,512,935	-	2,512,935	2,512,935	-	2,512,935
LOVCDG	11,048	172,432	205,279	1	205,280	-	205,280	205,280	-	205,280
LOVGI	62,217	2,256,452	2,483,689	-	2,483,689	-	2,483,689	2,480,470	3,219	2,483,689
NVLCPY	19,622	198,366	192,103	-	192,103	-	192,103	192,103	-	192,103
GVEXD	63,016	673,788	720,271	-	720,271	-	720,271	720,271	-	720,271
AMRI	103,178	1,571,320	1,701,412	-	1,701,412	-	1,701,412	1,701,412	-	1,701,412
AMCG	14,360	422,128	449,170	-	449,170	-	449,170	449,170	-	449,170
AMTB	93,300	970,609	901,280	-	901,280	-	901,280	901,280	-	901,280
AMSRS	25,464	718,959	1,016,767	-	1,016,767	-	1,016,767	1,016,767	-	1,016,767
NOVPDI	102,373	1,541,622	1,625,682	-	1,625,682	-	1,625,682	1,625,682	-	1,625,682
NOVPM	70,258	1,764,590	2,116,887	-	2,116,887	1	2,116,886	2,109,981	6,905	2,116,886
PMVAAA	29,181	295,101	256,497	-	256,497	-	256,497	256,497	-	256,497
PMVRSA	2,510	20,887	13,681	-	13,681	-	13,681	13,681	-	13,681
PMVEBA	465	5,698	4,948	-	4,948	-	4,948	4,948	-	4,948
PMVGBA	23,401	258,972	216,227	-	216,227	-	216,227	216,227	-	216,227
PMVHYA	64	489	465	-	465	1	464	464	-	464
PMVFHA	336	3,622	3,357	-	3,357	-	3,357	3,357	-	3,357
PMVRRA	72,920	927,650	839,309	-	839,309	-	839,309	836,619	2,690	839,309
PVSTA	120,678	1,241,828	1,245,394	-	1,245,394	-	1,245,394	1,236,692	8,702	1,245,394
PMVTRA	251,255	2,647,264	2,271,342	-	2,271,342	2	2,271,340	2,258,408	12,932	2,271,340
ROCMC	29,627	302,330	288,859	1	288,860	-	288,860	287,389	1,471	288,860
ROCSC	53,291	448,916	502,006	-	502,006	-	502,006	502,006	-	502,006
TAVV	23,854	537,974	488,057	-	488,057	-	488,057	483,987	4,070	488,057
VWBF	16,193	121,656	117,883	-	117,883	-	117,883	114,335	3,548	117,883
VWEM	72,029	820,102	660,503	-	660,503	-	660,503	658,916	1,587	660,503
VWHA	12,428	348,406	312,933	-	312,933	-	312,933	312,454	479	312,933
One Year Interest Adjustment Account (JNMVA1)^			1,439,010	-	1,439,010	-	1,439,010	1,439,010	-	1,439,010
Five Year Interest Adjustment Account (JNMVA5)^			1,205,000	-	1,205,000	-	1,205,000	1,205,000	-	1,205,000

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**  For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

^  Represents an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by Jefferson National Life Insurance Company for specified guarantee periods.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ALVGIA	ALCAI2	ALCGI2	ALMGI2	AASCO	SVDF	SVOF	PIVEI2
Reinvested dividends	$8,239	-	-	-	3,745	-	1,310	14,655
Mortality and expense risk charges (note 2)	(7,019)	(142,882)	(65,770)	(32,545)	(12,553)	(37,375)	(33,871)	(9,535)

Net investment income (loss)	1,220	(142,882)	(65,770)	(32,545)	(8,808)	(37,375)	(32,561)	5,120

Realized gain (loss) on investments	19,111	353,082	170,486	(48,194)	(16,970)	(136,465)	32,155	(3,554)
Change in unrealized gain (loss) on investments	24,568	4,057,585	1,678,773	544,305	92,765	634,002	67,370	(69,662)

Net gain (loss) on investments	43,679	4,410,667	1,849,259	496,111	75,795	497,537	99,525	(73,216)

Reinvested capital gains	19,572	-	-	-	-	-	274,152	138,743

Net increase (decrease) in contract owners’ equity resulting from operations	$64,471	4,267,785	1,783,489	463,566	66,987	460,162	341,116	70,647

Investment Activity*:	PIVF2	PIHYB2	PIVMV2	DVSCS	DSIF	DSRG	CLVGT2	FHIB
Reinvested dividends	$823	1,095	2,997	8,678	95,504	6,948	-	18,479
Mortality and expense risk charges (note 2)	(2,454)	(250)	(2,166)	(9,239)	(104,305)	(16,277)	(35,847)	(4,095)

Net investment income (loss)	(1,631)	845	831	(561)	(8,801)	(9,329)	(35,847)	14,384

Realized gain (loss) on investments	4,219	(35)	3,886	41,034	567,592	53,348	(54,678)	(7,482)
Change in unrealized gain (loss) on investments	23,982	558	935	(9,520)	620,126	214,725	508,333	9,240

Net gain (loss) on investments	28,201	523	4,821	31,514	1,187,718	268,073	453,655	1,758

Reinvested capital gains	9,256	-	10,466	17,001	527,610	8,272	217,031	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,826	1,368	16,118	47,954	1,706,527	267,016	634,839	16,142

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FVU2	RBKF	RBMF	RBF	RCPF	RVLDD	RELF	RENF
Reinvested dividends	$12,710	1,260	692	-	1,843	1,537	-	8,284
Mortality and expense risk charges (note 2)	(7,263)	(589)	(1,029)	(9,856)	(2,033)	(1,705)	(888)	(4,554)

Net investment income (loss)	5,447	671	(337)	(9,856)	(190)	(168)	(888)	3,730

Realized gain (loss) on investments	(928)	3,346	1,826	(4,420)	(3,428)	1,690	12,549	4,427
Change in unrealized gain (loss) on investments	71,142	5,565	(5,565)	(64,388)	9,910	21,890	(10,709)	(6,690)

Net gain (loss) on investments	70,214	8,911	(3,739)	(68,808)	6,482	23,580	1,840	(2,263)

Reinvested capital gains	-	-	-	70,548	-	-	781	-

Net increase (decrease) in contract owners’ equity resulting from operations	$75,661	9,582	(4,076)	(8,116)	6,292	23,412	1,733	1,467

Investment Activity*:	RESF	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF
Reinvested dividends	$-	446	591	1,769	-	-	2	3
Mortality and expense risk charges (note 2)	(1,585)	(85)	(899)	(684)	(2,649)	(614)	-	-

Net investment income (loss)	(1,585)	361	(308)	1,085	(2,649)	(614)	2	3

Realized gain (loss) on investments	1,311	535	3,492	(11,578)	4,164	(5,160)	(92)	(48)
Change in unrealized gain (loss) on investments	(10,896)	(1,048)	8,922	3,706	(7,574)	13,328	86	49

Net gain (loss) on investments	(9,585)	(513)	12,414	(7,872)	(3,410)	8,168	(6)	1

Reinvested capital gains	-	-	260	-	5,393	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,170)	(152)	12,366	(6,787)	(666)	7,554	(4)	4

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RAF	RVISC	RUF	RLCJ	RMED	RVF	ROF	RNF
Reinvested dividends	$11	2	434	1,019	1,961	-	4,312	-
Mortality and expense risk charges (note 2)	(1)	-	(50)	(389)	(4,061)	(27,875)	(26,374)	(16,639)

Net investment income (loss)	10	2	384	630	(2,100)	(27,875)	(22,062)	(16,639)

Realized gain (loss) on investments	(170)	-	(369)	(1,672)	4,845	728,462	130,419	67,905
Change in unrealized gain (loss) on investments	140	(4)	(684)	2,115	39,514	3,350	270,297	300,097

Net gain (loss) on investments	(30)	(4)	(1,053)	443	44,359	731,812	400,716	368,002

Reinvested capital gains	-	-	-	-	-	-	39,910	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20)	(2)	(669)	1,073	42,259	703,937	418,564	351,363

Investment Activity*:	RPMF	RREF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$1,290	1,211	633	16,645	312	2,865	-	118
Mortality and expense risk charges (note 2)	(1,101)	(1,120)	(841)	(31,683)	(6,399)	(2,793)	(3,291)	(1,912)

Net investment income (loss)	189	91	(208)	(15,038)	(6,087)	72	(3,291)	(1,794)

Realized gain (loss) on investments	(824)	(4,520)	(11,660)	248,311	993	19,101	6,646	7,255
Change in unrealized gain (loss) on investments	5,443	7,996	(8,051)	576,279	116,990	1,778	31,772	(6,822)

Net gain (loss) on investments	4,619	3,476	(19,711)	824,590	117,983	20,879	38,418	433

Reinvested capital gains	-	-	-	-	2,182	-	20	7,302

Net increase (decrease) in contract owners’ equity resulting from operations	$4,808	3,567	(19,919)	809,552	114,078	20,951	35,147	5,941

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RVSCG	RVSCV	RTEC	RTEL	RTRF	GVRUGM	RUTL	AVGI
Reinvested dividends	$-	-	-	308	147	10,287	2,309	4,865
Mortality and expense risk charges (note 2)	(1,406)	(2,595)	(4,556)	(420)	(702)	(3,397)	(2,144)	(8,832)

Net investment income (loss)	(1,406)	(2,595)	(4,556)	(112)	(555)	6,890	165	(3,967)

Realized gain (loss) on investments	2,947	7,374	23,924	61	(367)	-	3,814	(2,392)
Change in unrealized gain (loss) on investments	7,085	932	38,905	4,622	3,048	-	23,751	97,556

Net gain (loss) on investments	10,032	8,306	62,829	4,683	2,681	-	27,565	95,164

Reinvested capital gains	-	-	15,474	-	-	66	-	58,428

Net increase (decrease) in contract owners’ equity resulting from operations	$8,626	5,711	73,747	4,571	2,126	6,956	27,730	149,625

Investment Activity*:	IVDDI	IVRE	IVGMMI	IVHS	AVHY1	IVMCC2	IVT	JAEI
Reinvested dividends	$7,561	7,459	324,984	-	46,496	426	-	69,437
Mortality and expense risk charges (note 2)	(4,876)	(3,704)	(84,166)	(4,694)	(10,277)	(4,217)	(2,063)	(118,233)

Net investment income (loss)	2,685	3,755	240,818	(4,694)	36,219	(3,791)	(2,063)	(48,796)

Realized gain (loss) on investments	(313)	(8,056)	-	4,875	(11,030)	(4,022)	(26,259)	274,863
Change in unrealized gain (loss) on investments	22,969	(4,875)	-	13,686	25,598	46,769	65,355	640,423

Net gain (loss) on investments	22,656	(12,931)	-	18,561	14,568	42,747	39,096	915,286

Reinvested capital gains	16,094	-	-	-	-	8,527	8,700	370,665

Net increase (decrease) in contract owners’ equity resulting from operations	$41,435	(9,176)	240,818	13,867	50,787	47,483	45,733	1,237,155

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	JAGRIN	JAIG	JARIN	LZREMS	LZRIES	LZRUSM	LPVCII	LPVCAI
Reinvested dividends	$40,429	7,043	2,741	9,475	7,516	-	2,595	102
Mortality and expense risk charges (note 2)	(68,525)	(6,154)	(114,968)	(3,601)	(3,535)	(10,853)	(2,493)	(1,205)

Net investment income (loss)	(28,096)	889	(112,227)	5,874	3,981	(10,853)	102	(1,103)

Realized gain (loss) on investments	486,654	10,629	492,482	(5,238)	(6,073)	(8,717)	2,345	(4,417)
Change in unrealized gain (loss) on investments	436,119	7,528	1,955,027	17,235	14,296	68,770	4,678	(10,342)

Net gain (loss) on investments	922,773	18,157	2,447,509	11,997	8,223	60,053	7,023	(14,759)

Reinvested capital gains	172,671	-	260,713	-	608	31,174	21,374	26,169

Net increase (decrease) in contract owners’ equity resulting from operations	$1,067,348	19,046	2,595,995	17,871	12,812	80,374	28,499	10,307

Investment Activity*:	LVCLGI	SBVHY	LACB2	LACDV2	LACIPS	LACI2	LACV2	LOVCDG
Reinvested dividends	$-	7	32,228	16,766	4,566	3,188	57,819	1,122
Mortality and expense risk charges (note 2)	(16,305)	(1)	(18,442)	(15,519)	(1,255)	(4,495)	(23,242)	(2,482)

Net investment income (loss)	(16,305)	6	13,786	1,247	3,311	(1,307)	34,577	(1,360)

Realized gain (loss) on investments	81,639	-	10,901	10,843	812	6,504	22,589	1,722
Change in unrealized gain (loss) on investments	174,070	-	138,092	90,078	(172)	(3,363)	75,722	24,285

Net gain (loss) on investments	255,709	-	148,993	100,921	640	3,141	98,311	26,007

Reinvested capital gains	55,697	-	-	-	-	-	23,477	11,469

Net increase (decrease) in contract owners’ equity resulting from operations	$295,101	6	162,779	102,168	3,951	1,834	156,365	36,116

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LOVGI	NVLCPY	GVEXD	AMRI	AMCG	AMTB	AMSRS	NOVPDI
Reinvested dividends	$20,921	6,389	6,847	11,969	-	49,366	2,191	25,441
Mortality and expense risk charges (note 2)	(30,628)	(1,167)	(4,111)	(20,746)	(5,096)	(11,738)	(12,528)	(20,629)

Net investment income (loss)	(9,707)	5,222	2,736	(8,777)	(5,096)	37,628	(10,337)	4,812

Realized gain (loss) on investments	27,131	58	1,507	7,589	(2,089)	(12,527)	46,087	(24,386)
Change in unrealized gain (loss) on investments	218,002	(6,675)	43,006	65,669	62,961	18,669	129,699	194,802

Net gain (loss) on investments	245,133	(6,617)	44,513	73,258	60,872	6,142	175,786	170,416

Reinvested capital gains	181,675	-	362	53,901	23,820	-	47,209	-

Net increase (decrease) in contract owners’ equity resulting from operations	$417,101	(1,395)	47,611	118,382	79,596	43,770	212,658	175,228

Investment Activity*:	NOVPM	PMVAAA	PMVRSA	PMVEBA	PMVGBA	PMVHYA	PMVFHA	PMVRRA
Reinvested dividends	$-	17,440	304	328	8,326	26	118	23,808
Mortality and expense risk charges (note 2)	(27,215)	(3,274)	(174)	(64)	(2,989)	(7)	(41)	(11,375)

Net investment income (loss)	(27,215)	14,166	130	264	5,337	19	77	12,433

Realized gain (loss) on investments	39,044	(17,398)	(1,392)	(92)	(11,678)	-	(4)	(10,298)
Change in unrealized gain (loss) on investments	402,122	7,814	1,686	146	2,620	4	61	6,212

Net gain (loss) on investments	441,166	(9,584)	294	54	(9,058)	4	57	(4,086)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$413,951	4,582	424	318	(3,721)	23	134	8,347

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PVSTA	PMVTRA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$57,958	96,754	-	6,066	16,406	9,431	12,079	8,825
Mortality and expense risk charges (note 2)	(14,573)	(30,165)	(3,442)	(6,727)	(7,932)	(1,643)	(9,173)	(4,415)

Net investment income (loss)	43,385	66,589	(3,442)	(661)	8,474	7,788	2,906	4,410

Realized gain (loss) on investments	(3,037)	(92,931)	(1,605)	13,792	(9,760)	(715)	(32,866)	(1,863)
Change in unrealized gain (loss) on investments	13,262	58,484	18,000	(26,224)	(60,851)	(5,224)	32,120	(14,923)

Net gain (loss) on investments	10,225	(34,447)	16,395	(12,432)	(70,611)	(5,939)	(746)	(16,786)

Reinvested capital gains	-	-	19,370	20,504	50,170	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,610	32,142	32,323	7,411	(11,967)	1,849	2,160	(12,376)

*  For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVGIA		ALCAI2		ALCGI2		ALMGI2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,220	968	(142,882)	(103,984)	(65,770)	(51,080)	(32,545)	(30,658)
Realized gain (loss) on investments	19,111	(10,691)	353,082	(32,923)	170,486	(54,164)	(48,194)	(144,412)
Change in unrealized gain (loss) on investments	24,568	20,283	4,057,585	2,970,772	1,678,773	1,181,308	544,305	653,597
Reinvested capital gains	19,572	33,371	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,471	43,931	4,267,785	2,833,865	1,783,489	1,076,064	463,566	478,527

Equity transactions:
Purchase payments received from contract owners (note 4)	43	5,001	29,341	5,907	9,119	6,056	877	7,753
Transfers between funds	(52,518)	3,808	(15,807)	225,503	(5,968)	155,358	(37,513)	(858)
Redemptions (notes 2, 3, and 4)	(16,215)	(43,270)	(1,128,475)	(513,913)	(466,611)	(208,748)	(381,152)	(325,881)
Adjustments to maintain reserves	-	(1,075)	-	(20,790)	-	(10,214)	1	(6,130)

Net equity transactions	(68,690)	(35,536)	(1,114,941)	(303,293)	(463,460)	(57,548)	(417,787)	(325,116)

Net change in contract owners’ equity	(4,219)	8,395	3,152,844	2,530,572	1,320,029	1,018,516	45,779	153,411
Contract owners’ equity at beginning of period	453,661	445,266	9,551,205	7,020,633	4,525,685	3,507,169	2,518,706	2,365,295

Contract owners’ equity at end of period	$449,442	453,661	12,704,049	9,551,205	5,845,714	4,525,685	2,564,485	2,518,706

CHANGE IN UNITS:
Beginning units	12,228	13,246	94,865	98,325	90,505	91,669	46,629	53,136
Units purchased	12,758	1,021	7,906	6,233	5,453	7,252	3,427	5,176
Units redeemed	(14,105)	(2,039)	(16,298)	(9,693)	(12,900)	(8,416)	(10,245)	(11,683)

Ending units	10,881	12,228	86,473	94,865	83,058	90,505	39,811	46,629

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AASCO		SVDF		SVOF		PIVEI2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(8,808)	(12,888)	(37,375)	(36,623)	(32,561)	(31,327)	5,120	2,941
Realized gain (loss) on investments	(16,970)	(59,768)	(136,465)	(212,499)	32,155	3,757	(3,554)	(7,035)
Change in unrealized gain (loss) on investments	92,765	210,892	634,002	747,692	67,370	375,248	(69,662)	(13,548)
Reinvested capital gains	-	-	-	-	274,152	213,131	138,743	57,778

Net increase (decrease) in contract owners’ equity resulting from operations	66,987	138,236	460,162	498,570	341,116	560,809	70,647	40,136

Equity transactions:
Purchase payments received from contract owners (note 4)	3,659	1,258	(8,081)	19,443	5,216	2,950	1,373	1,030
Transfers between funds	11,149	16,144	(145,188)	(86,816)	(80,690)	(1,924)	(1,283)	(56,818)
Redemptions (notes 2, 3, and 4)	(129,975)	(146,381)	(181,960)	(409,501)	(322,553)	(212,489)	(51,893)	(13,614)
Adjustments to maintain reserves	-	(2,574)	-	(7,327)	(1)	(6,266)	(1)	(1,848)

Net equity transactions	(115,167)	(131,553)	(335,229)	(484,201)	(398,028)	(217,729)	(51,804)	(71,250)

Net change in contract owners’ equity	(48,180)	6,683	124,933	14,369	(56,912)	343,080	18,843	(31,114)
Contract owners’ equity at beginning of period	993,766	987,083	2,853,515	2,839,146	2,707,840	2,364,760	729,145	760,259

Contract owners’ equity at end of period	$945,586	993,766	2,978,448	2,853,515	2,650,928	2,707,840	747,988	729,145

CHANGE IN UNITS:
Beginning units	30,521	34,791	63,170	74,391	40,311	43,871	22,862	25,168
Units purchased	2,526	6,617	2,285	6,512	1,221	3,376	245	1,809
Units redeemed	(5,781)	(10,887)	(8,792)	(17,733)	(6,709)	(6,936)	(1,652)	(4,115)

Ending units	27,266	30,521	56,663	63,170	34,823	40,311	21,455	22,862

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIVF2		PIHYB2		PIVMV2		DVSCS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,631)	(1,096)	845	740	831	1,298	(561)	(1,333)
Realized gain (loss) on investments	4,219	(886)	(35)	(65)	3,886	(47,999)	41,034	9,701
Change in unrealized gain (loss) on investments	23,982	34,034	558	1,016	935	40,399	(9,520)	44,024
Reinvested capital gains	9,256	6,431	-	-	10,466	24,015	17,001	39,829

Net increase (decrease) in contract owners’ equity resulting from operations	35,826	38,483	1,368	1,691	16,118	17,713	47,954	92,221

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1	-	3	-	-	1,420	811
Transfers between funds	11,214	(6,767)	-	-	(27,197)	(28,852)	(21,550)	17,331
Redemptions (notes 2, 3, and 4)	(30,286)	(41,949)	(50)	(60)	(3,630)	(1,530)	(48,822)	(67,549)
Adjustments to maintain reserves	-	(403)	(1)	(46)	-	(455)	1	(1,791)

Net equity transactions	(19,072)	(49,118)	(51)	(103)	(30,827)	(30,837)	(68,951)	(51,198)

Net change in contract owners’ equity	16,754	(10,635)	1,317	1,588	(14,709)	(13,124)	(20,997)	41,023
Contract owners’ equity at beginning of period	169,513	180,148	19,222	17,634	171,517	184,641	732,602	691,579

Contract owners’ equity at end of period	$186,267	169,513	20,539	19,222	156,808	171,517	711,605	732,602

CHANGE IN UNITS:
Beginning units	4,548	6,122	1,009	1,013	6,299	7,495	18,891	20,271
Units purchased	373	1,446	-	3	123	2,244	2,553	1,064
Units redeemed	(773)	(3,020)	-	(7)	(1,138)	(3,440)	(4,189)	(2,444)

Ending units	4,148	4,548	1,009	1,009	5,284	6,299	17,255	18,891

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSIF		DSRG		CLVGT2		FHIB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(8,801)	12,266	(9,329)	(5,744)	(35,847)	(30,214)	14,384	14,767
Realized gain (loss) on investments	567,592	563,939	53,348	41,881	(54,678)	39,600	(7,482)	(3,885)
Change in unrealized gain (loss) on investments	620,126	834,020	214,725	53,908	508,333	702,257	9,240	23,622
Reinvested capital gains	527,610	297,627	8,272	151,164	217,031	134,580	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,706,527	1,707,852	267,016	241,209	634,839	846,223	16,142	34,504

Equity transactions:
Purchase payments received from contract owners (note 4)	32,184	4,713	7,721	1,819	(1,974)	871	(193)	(1)
Transfers between funds	(319,261)	(395,232)	(41,006)	(274)	(66,656)	47,174	(18,117)	-
Redemptions (notes 2, 3, and 4)	(730,899)	(1,105,891)	(111,164)	(344,158)	(323,146)	(298,637)	(28,776)	(9,981)
Adjustments to maintain reserves	(2)	(19,271)	-	(3,034)	(2)	(6,043)	(1)	(797)

Net equity transactions	(1,017,978)	(1,515,681)	(144,449)	(345,647)	(391,778)	(256,635)	(47,087)	(10,779)

Net change in contract owners’ equity	688,549	192,171	122,567	(104,438)	243,061	589,588	(30,945)	23,725
Contract owners’ equity at beginning of period	7,722,058	7,529,887	1,151,396	1,255,834	2,694,365	2,104,777	335,351	311,626

Contract owners’ equity at end of period	$8,410,607	7,722,058	1,273,963	1,151,396	2,937,426	2,694,365	304,406	335,351

CHANGE IN UNITS:
Beginning units	157,073	190,015	31,330	41,684	57,941	64,598	12,724	13,129
Units purchased	10,722	16,148	1,600	3,004	1,906	17,812	711	21
Units redeemed	(28,476)	(49,090)	(4,752)	(13,358)	(9,186)	(24,469)	(2,402)	(426)

Ending units	139,319	157,073	28,178	31,330	50,661	57,941	11,033	12,724

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVU2		RBKF		RBMF		RBF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$5,447	4,902	671	(75)	(337)	(1,246)	(9,856)	(10,334)
Realized gain (loss) on investments	(928)	(10,536)	3,346	(4,367)	1,826	6,499	(4,420)	(17,961)
Change in unrealized gain (loss) on investments	71,142	46,327	5,565	5,203	(5,565)	2,253	(64,388)	49,113
Reinvested capital gains	-	-	-	-	-	-	70,548	8,643

Net increase (decrease) in contract owners’ equity resulting from operations	75,661	40,693	9,582	761	(4,076)	7,506	(8,116)	29,461

Equity transactions:
Purchase payments received from contract owners (note 4)	4	1	-	1	(4,800)	9,594	280	(2,671)
Transfers between funds	11,999	4,863	(9,397)	(5,306)	11,020	(33,334)	(141,759)	(4,623)
Redemptions (notes 2, 3, and 4)	(34,862)	(155,360)	(548)	(285)	(6,482)	(8,470)	(58,112)	(119,973)
Adjustments to maintain reserves	(1)	(1,460)	-	(105)	1	(249)	-	(2,065)

Net equity transactions	(22,860)	(151,956)	(9,945)	(5,695)	(261)	(32,459)	(199,591)	(129,332)

Net change in contract owners’ equity	52,801	(111,263)	(363)	(4,934)	(4,337)	(24,953)	(207,707)	(99,871)
Contract owners’ equity at beginning of period	543,364	654,627	45,624	50,558	82,889	107,842	836,681	936,552

Contract owners’ equity at end of period	$596,165	543,364	45,261	45,624	78,552	82,889	628,974	836,681

CHANGE IN UNITS:
Beginning units	26,548	34,245	5,383	6,051	2,743	3,832	20,924	24,351
Units purchased	3,018	17,703	2,964	1,819	1,282	1,173	750	3,412
Units redeemed	(3,976)	(25,400)	(3,944)	(2,487)	(1,319)	(2,262)	(5,478)	(6,839)

Ending units	25,590	26,548	4,403	5,383	2,706	2,743	16,196	20,924

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RCPF		RVLDD		RELF		RENF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(190)	411	(168)	(1,094)	(888)	(400)	3,730	11,693
Realized gain (loss) on investments	(3,428)	3,995	1,690	6,181	12,549	267	4,427	74,446
Change in unrealized gain (loss) on investments	9,910	(15,153)	21,890	17,076	(10,709)	11,498	(6,690)	(91,641)
Reinvested capital gains	-	1,208	-	-	781	926	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,292	(9,539)	23,412	22,163	1,733	12,291	1,467	(5,502)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	(1)	6	3	823	49
Transfers between funds	(66,707)	(70,293)	-	-	7,643	11,917	(21,998)	(686,847)
Redemptions (notes 2, 3, and 4)	(4,607)	(6,203)	(1,260)	(16,658)	(1,085)	(39)	(61,114)	(50,181)
Adjustments to maintain reserves	-	(564)	(2)	(291)	(1)	(83)	-	(1,355)

Net equity transactions	(71,314)	(77,060)	(1,262)	(16,950)	6,563	11,798	(82,289)	(738,334)

Net change in contract owners’ equity	(65,022)	(86,599)	22,150	5,213	8,296	24,089	(80,822)	(743,836)
Contract owners’ equity at beginning of period	190,522	277,121	123,119	117,906	43,794	19,705	398,255	1,142,091

Contract owners’ equity at end of period	$125,500	190,522	145,269	123,119	52,090	43,794	317,433	398,255

CHANGE IN UNITS:
Beginning units	6,325	8,764	1,934	2,255	888	609	23,870	68,523
Units purchased	1,964	691	-	-	3,697	280	705	23,858
Units redeemed	(4,238)	(3,130)	(13)	(321)	(3,662)	(1)	(5,273)	(68,511)

Ending units	4,051	6,325	1,921	1,934	923	888	19,302	23,870

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RESF		RLCE		RFSF		RUGB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,585)	(1,553)	361	(96)	(308)	(1,236)	1,085	1,129
Realized gain (loss) on investments	1,311	2,251	535	2,264	3,492	8,606	(11,578)	(5,627)
Change in unrealized gain (loss) on investments	(10,896)	2,425	(1,048)	(395)	8,922	5,144	3,706	3,338
Reinvested capital gains	-	-	-	-	260	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,170)	3,123	(152)	1,773	12,366	12,514	(6,787)	(1,160)

Equity transactions:
Purchase payments received from contract owners (note 4)	(702)	1,525	(4)	(268)	200	542,632	-	130
Transfers between funds	782	3,885	(1,532)	(1,262)	(10,148)	(538,552)	(26,128)	(49)
Redemptions (notes 2, 3, and 4)	(7,554)	(2,406)	(934)	(1,862)	(1,531)	(19,121)	(2,332)	(12,677)
Adjustments to maintain reserves	-	(304)	1	(23)	1	(244)	1	(171)

Net equity transactions	(7,474)	2,700	(2,469)	(3,415)	(11,478)	(15,285)	(28,459)	(12,767)

Net change in contract owners’ equity	(18,644)	5,823	(2,621)	(1,642)	888	(2,771)	(35,246)	(13,927)
Contract owners’ equity at beginning of period	129,604	123,781	7,441	9,083	73,525	76,296	64,142	78,069

Contract owners’ equity at end of period	$110,960	129,604	4,820	7,441	74,413	73,525	28,896	64,142

CHANGE IN UNITS:
Beginning units	22,203	21,818	587	848	4,443	5,174	5,373	6,376
Units purchased	150	2,781	2,140	1,666	531	41,423	-	2,977
Units redeemed	(1,399)	(2,396)	(2,329)	(1,927)	(1,240)	(42,154)	(2,566)	(3,980)

Ending units	20,954	22,203	398	587	3,734	4,443	2,807	5,373

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RHCF		RINF		RVIDD		RJNF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(2,649)	(3,058)	(614)	(694)	2	-	3	(1)
Realized gain (loss) on investments	4,164	(11,571)	(5,160)	(1,537)	(92)	(146)	(48)	(2)
Change in unrealized gain (loss) on investments	(7,574)	9,916	13,328	22,753	86	140	49	5
Reinvested capital gains	5,393	9,389	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(666)	4,676	7,554	20,522	(4)	(6)	4	2

Equity transactions:
Purchase payments received from contract owners (note 4)	443	310	-	1	-	-	(3)	-
Transfers between funds	(18,182)	8,231	(44,875)	3,039	-	-	-	-
Redemptions (notes 2, 3, and 4)	(18,956)	(14,303)	(1,269)	(1,319)	(1)	(2)	(61)	-
Adjustments to maintain reserves	-	(611)	-	(139)	-	-	1	(1)

Net equity transactions	(36,695)	(6,373)	(46,144)	1,582	(1)	(2)	(63)	(1)

Net change in contract owners’ equity	(37,361)	(1,697)	(38,590)	22,104	(5)	(8)	(59)	1
Contract owners’ equity at beginning of period	221,192	222,889	67,415	45,311	24	32	59	58

Contract owners’ equity at end of period	$183,831	221,192	28,825	67,415	19	24	-	59

CHANGE IN UNITS:
Beginning units	5,777	6,023	1,624	1,585	430	460	23	23
Units purchased	1,979	5,247	-	77	-	-	112	-
Units redeemed	(2,889)	(5,493)	(1,053)	(38)	(33)	(30)	(135)	-

Ending units	4,867	5,777	571	1,624	397	430	-	23

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RAF		RVISC		RUF		RLCJ
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$10	(1)	2	-	384	(216)	630	(377)
Realized gain (loss) on investments	(170)	(154)	-	-	(369)	(583)	(1,672)	(1,555)
Change in unrealized gain (loss) on investments	140	94	(4)	(4)	(684)	(3,213)	2,115	10,651
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20)	(61)	(2)	(4)	(669)	(4,012)	1,073	8,719

Equity transactions:
Purchase payments received from contract owners (note 4)	-	11	-	1	-	198	-	(501)
Transfers between funds	-	-	-	-	(1,432)	(302,915)	(6,413)	-
Redemptions (notes 2, 3, and 4)	(10)	(12)	-	-	(70)	(1,769)	(1,185)	(1,644)
Adjustments to maintain reserves	1	(12)	-	(2)	1	(74)	-	(78)

Net equity transactions	(9)	(13)	-	(1)	(1,501)	(304,560)	(7,598)	(2,223)

Net change in contract owners’ equity	(29)	(74)	(2)	(5)	(2,170)	(308,572)	(6,525)	6,496
Contract owners’ equity at beginning of period	113	187	29	34	5,496	314,068	33,099	26,603

Contract owners’ equity at end of period	$84	113	27	29	3,326	5,496	26,574	33,099

CHANGE IN UNITS:
Beginning units	375	415	49	49	8,855	423,959	1,918	2,042
Units purchased	-	-	-	-	-	153,805	-	431
Units redeemed	(38)	(40)	-	-	(2,595)	(568,909)	(370)	(555)

Ending units	337	375	49	49	6,260	8,855	1,548	1,918

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RMED		RVF		ROF		RNF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(2,100)	(3,532)	(27,875)	(20,310)	(22,062)	(20,064)	(16,639)	(13,073)
Realized gain (loss) on investments	4,845	13	728,462	33,228	130,419	31,194	67,905	28,217
Change in unrealized gain (loss) on investments	39,514	50,297	3,350	1,083,462	270,297	629,212	300,097	285,312
Reinvested capital gains	-	-	-	-	39,910	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,259	46,778	703,937	1,096,380	418,564	640,342	351,363	300,456

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(684)	1,579	(3)	(442)	392	241	(1)
Transfers between funds	(24,328)	-	(682,100)	115,149	(7,176)	91,126	(24,629)	(3,324)
Redemptions (notes 2, 3, and 4)	(2,223)	(2,345)	(45,671)	(159,257)	(120,979)	(38,903)	(77,070)	(74,046)
Adjustments to maintain reserves	(1)	(704)	-	(4,060)	(1)	(4,015)	3	(2,614)

Net equity transactions	(26,552)	(3,733)	(726,192)	(48,171)	(128,598)	48,600	(101,455)	(79,985)

Net change in contract owners’ equity	15,707	43,045	(22,255)	1,048,209	289,966	688,942	249,908	220,471
Contract owners’ equity at beginning of period	312,392	269,347	1,975,534	927,325	1,926,074	1,237,132	1,148,720	928,249

Contract owners’ equity at end of period	$328,099	312,392	1,953,279	1,975,534	2,216,040	1,926,074	1,398,628	1,148,720

CHANGE IN UNITS:
Beginning units	4,292	4,333	7,311	7,307	19,522	18,928	21,514	23,134
Units purchased	-	134	1,757	7,513	1,668	1,871	536	3
Units redeemed	(321)	(175)	(3,897)	(7,509)	(2,787)	(1,277)	(2,019)	(1,623)

Ending units	3,971	4,292	5,171	7,311	18,403	19,522	20,031	21,514

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RPMF		RREF		RRF		RMEK
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$189	(728)	91	303	-	(52)	(208)	(648)
Realized gain (loss) on investments	(824)	(3,910)	(4,520)	(22,785)	-	(2,947)	(11,660)	(19,144)
Change in unrealized gain (loss) on investments	5,443	4,778	7,996	27,532	-	3,436	(8,051)	36,234
Reinvested capital gains	-	-	-	5,139	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,808	140	3,567	10,189	-	437	(19,919)	16,442

Equity transactions:
Purchase payments received from contract owners (note 4)	357	(145)	160	162	-	(8)	-	4
Transfers between funds	985	14,141	(9,625)	(66,692)	-	-	25,134	(8,040)
Redemptions (notes 2, 3, and 4)	(5,283)	(2,500)	(2,064)	(3,107)	-	(11,203)	(310)	(169)
Adjustments to maintain reserves	(1)	(197)	1	(284)	-	(1)	-	(133)

Net equity transactions	(3,942)	11,299	(11,528)	(69,921)	-	(11,212)	24,824	(8,338)

Net change in contract owners’ equity	866	11,439	(7,961)	(59,732)	-	(10,775)	4,905	8,104
Contract owners’ equity at beginning of period	83,587	72,148	91,992	151,724	-	10,775	54,306	46,202

Contract owners’ equity at end of period	$84,453	83,587	84,031	91,992	-	-	59,211	54,306

CHANGE IN UNITS:
Beginning units	7,571	6,684	4,310	7,726	-	371	1,119	1,123
Units purchased	711	2,578	1,374	322	-	-	3,821	2,569
Units redeemed	(1,099)	(1,691)	(1,879)	(3,738)	-	(371)	(3,824)	(2,573)

Ending units	7,183	7,571	3,805	4,310	-	-	1,116	1,119

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RTF		RVLCG		RVLCV		RVMCG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(15,038)	(19,919)	(6,087)	(6,563)	72	739	(3,291)	(2,880)
Realized gain (loss) on investments	248,311	34,857	993	(28,273)	19,101	11,916	6,646	(12,375)
Change in unrealized gain (loss) on investments	576,279	584,196	116,990	57,360	1,778	(2,686)	31,772	43,923
Reinvested capital gains	-	-	2,182	-	-	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	809,552	599,134	114,078	22,524	20,951	9,969	35,147	28,668

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(1,338)	3,708	57	3,581	728	1,375	-
Transfers between funds	(46,765)	236,671	(6,489)	13,954	(3,482)	(22,943)	14,408	10,323
Redemptions (notes 2, 3, and 4)	(24,606)	(35,707)	(25,898)	(108,595)	(33,485)	(12,782)	(46,361)	(24,573)
Adjustments to maintain reserves	-	(4,300)	1	(1,310)	(2)	(579)	-	(576)

Net equity transactions	(71,371)	195,326	(28,678)	(95,894)	(33,388)	(35,576)	(30,578)	(14,826)

Net change in contract owners’ equity	738,181	794,460	85,400	(73,370)	(12,437)	(25,607)	4,569	13,842
Contract owners’ equity at beginning of period	2,124,825	1,330,365	458,641	532,011	228,815	254,422	241,731	227,889

Contract owners’ equity at end of period	$2,863,006	2,124,825	544,041	458,641	216,378	228,815	246,300	241,731

CHANGE IN UNITS:
Beginning units	32,106	28,723	13,589	16,532	8,086	9,414	7,245	7,717
Units purchased	7,256	7,015	1,362	5,770	2,038	2,475	1,992	1,395
Units redeemed	(8,490)	(3,632)	(2,033)	(8,713)	(3,121)	(3,803)	(2,785)	(1,867)

Ending units	30,872	32,106	12,918	13,589	7,003	8,086	6,452	7,245

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVMCV		RVSCG		RVSCV		RTEC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,794)	(2,147)	(1,406)	(1,289)	(2,595)	(2,349)	(4,556)	(3,165)
Realized gain (loss) on investments	7,255	(28,257)	2,947	(13,845)	7,374	2,566	23,924	2,793
Change in unrealized gain (loss) on investments	(6,822)	69,857	7,085	30,810	932	35,539	38,905	89,377
Reinvested capital gains	7,302	-	-	-	-	-	15,474	4,438

Net increase (decrease) in contract owners’ equity resulting from operations	5,941	39,453	8,626	15,676	5,711	35,756	73,747	93,443

Equity transactions:
Purchase payments received from contract owners (note 4)	2,026	238	1,086	(2)	1,374	301	3,489	80
Transfers between funds	(4,584)	(6,091)	(3,930)	(15,850)	1,785	(613)	(18,580)	97,424
Redemptions (notes 2, 3, and 4)	(24,404)	(18,518)	(15,898)	(17,631)	(17,105)	(4,166)	(33,977)	(9,326)
Adjustments to maintain reserves	(1)	(431)	-	(274)	(1)	(471)	-	(633)

Net equity transactions	(26,963)	(24,802)	(18,742)	(33,757)	(13,947)	(4,949)	(49,068)	87,545

Net change in contract owners’ equity	(21,022)	14,651	(10,116)	(18,081)	(8,236)	30,807	24,679	180,988
Contract owners’ equity at beginning of period	159,557	144,906	108,448	126,529	214,398	183,591	351,497	170,509

Contract owners’ equity at end of period	$138,535	159,557	98,332	108,448	206,162	214,398	376,176	351,497

CHANGE IN UNITS:
Beginning units	4,268	4,881	3,803	5,135	8,462	8,642	7,256	5,167
Units purchased	369	12,633	448	320	670	497	749	2,354
Units redeemed	(1,034)	(13,246)	(1,015)	(1,652)	(1,170)	(677)	(1,646)	(265)

Ending units	3,603	4,268	3,236	3,803	7,962	8,462	6,359	7,256

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RTEL		RTRF		GVRUGM		RUTL
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(112)	(114)	(555)	(546)	6,890	7,206	165	542
Realized gain (loss) on investments	61	(252)	(367)	(296)	-	-	3,814	(1,060)
Change in unrealized gain (loss) on investments	4,622	1,993	3,048	9,332	-	-	23,751	(14,883)
Reinvested capital gains	-	-	-	-	66	5	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,571	1,627	2,126	8,490	6,956	7,211	27,730	(15,401)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(1)	2	(1)	3,489	1	(137)	(9,402)
Transfers between funds	4,152	(88)	27,572	249	-	-	16,447	(10,862)
Redemptions (notes 2, 3, and 4)	(1,491)	(1,075)	(482)	(121)	(50,830)	(13,032)	(3,979)	(13,809)
Adjustments to maintain reserves	1	(76)	(3)	(109)	(1)	(756)	1	(408)

Net equity transactions	2,662	(1,240)	27,089	18	(47,342)	(13,787)	12,332	(34,481)

Net change in contract owners’ equity	7,233	387	29,215	8,508	(40,386)	(6,576)	40,062	(49,882)
Contract owners’ equity at beginning of period	31,504	31,117	46,371	37,863	298,244	304,820	148,298	198,180

Contract owners’ equity at end of period	$38,737	31,504	75,586	46,371	257,858	298,244	188,360	148,298

CHANGE IN UNITS:
Beginning units	2,849	2,947	1,322	1,324	34,303	35,814	5,297	6,477
Units purchased	601	233	1,179	108	4,767	1,651	2,480	584
Units redeemed	(377)	(331)	(347)	(110)	(10,091)	(3,162)	(2,078)	(1,764)

Ending units	3,073	2,849	2,154	1,322	28,979	34,303	5,699	5,297

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AVGI		IVDDI		IVRE		IVGMMI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(3,967)	(3,382)	2,685	2,521	3,755	744	240,818	227,113
Realized gain (loss) on investments	(2,392)	(13,588)	(313)	(14,787)	(8,056)	(18,724)	-	-
Change in unrealized gain (loss) on investments	97,556	125,185	22,969	10,633	(4,875)	42,177	-	-
Reinvested capital gains	58,428	14,207	16,094	31,170	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	149,625	122,422	41,435	29,537	(9,176)	24,197	240,818	227,113

Equity transactions:
Purchase payments received from contract owners (note 4)	(227)	(93)	-	-	1,363	1,328	176,165	(10,201)
Transfers between funds	(2,290)	(2,654)	31,466	(21,569)	(17,494)	(402)	1,551,068	338,649
Redemptions (notes 2, 3, and 4)	(54,652)	(61,028)	(13,092)	(74,517)	(11,230)	(60,479)	(1,471,887)	(924,542)
Adjustments to maintain reserves	(1)	(1,559)	(1)	(1,008)	-	(797)	-	(16,212)

Net equity transactions	(57,170)	(65,334)	18,373	(97,094)	(27,361)	(60,350)	255,346	(612,306)

Net change in contract owners’ equity	92,455	57,088	59,808	(67,557)	(36,537)	(36,153)	496,164	(385,193)
Contract owners’ equity at beginning of period	641,089	584,001	365,973	433,530	313,947	350,100	6,332,792	6,717,985

Contract owners’ equity at end of period	$733,544	641,089	425,781	365,973	277,410	313,947	6,828,956	6,332,792

CHANGE IN UNITS:
Beginning units	22,859	25,308	14,511	18,466	9,626	11,532	676,785	741,671
Units purchased	424	1,545	2,061	2,716	149	1,061	362,532	159,438
Units redeemed	(2,143)	(3,994)	(1,434)	(6,671)	(981)	(2,967)	(333,560)	(224,324)

Ending units	21,140	22,859	15,138	14,511	8,794	9,626	705,757	676,785

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVHS		AVHY1		IVMCC2		IVT
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(4,694)	(4,825)	36,219	30,984	(3,791)	(3,607)	(2,063)	(1,212)
Realized gain (loss) on investments	4,875	(11,512)	(11,030)	(13,323)	(4,022)	(16,964)	(26,259)	(6,506)
Change in unrealized gain (loss) on investments	13,686	20,611	25,598	47,283	46,769	56,748	65,355	43,270
Reinvested capital gains	-	-	-	-	8,527	-	8,700	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,867	4,274	50,787	64,944	47,483	36,177	45,733	35,552

Equity transactions:
Purchase payments received from contract owners (note 4)	174	(1,745)	58	238	513	514	-	1
Transfers between funds	(11,129)	(3,433)	35,971	17,327	(3,442)	(9,795)	38,609	7,549
Redemptions (notes 2, 3, and 4)	(64,541)	(69,112)	(52,238)	(66,531)	(3,008)	(12,188)	(24,447)	(1,639)
Adjustments to maintain reserves	-	(962)	(1)	(1,940)	-	(745)	(1)	(243)

Net equity transactions	(75,496)	(75,252)	(16,210)	(50,906)	(5,937)	(22,214)	14,161	5,668

Net change in contract owners’ equity	(61,629)	(70,978)	34,577	14,038	41,546	13,963	59,894	41,220
Contract owners’ equity at beginning of period	371,836	442,814	786,349	772,311	312,049	298,086	119,476	78,256

Contract owners’ equity at end of period	$310,207	371,836	820,926	786,349	353,595	312,049	179,370	119,476

CHANGE IN UNITS:
Beginning units	11,475	13,869	37,274	39,735	8,693	9,337	5,192	4,923
Units purchased	1,840	2,608	5,951	4,682	79	557	3,208	719
Units redeemed	(3,986)	(5,002)	(6,555)	(7,143)	(210)	(1,201)	(2,507)	(450)

Ending units	9,329	11,475	36,670	37,274	8,562	8,693	5,893	5,192

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAEI		JAGRIN		JAIG		JARIN
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(48,796)	(94,558)	(28,096)	(15,233)	889	1,252	(112,227)	(80,348)
Realized gain (loss) on investments	274,863	171,347	486,654	311,334	10,629	20,024	492,482	190,114
Change in unrealized gain (loss) on investments	640,423	661,898	436,119	616,910	7,528	20,077	1,955,027	2,378,797
Reinvested capital gains	370,665	590,910	172,671	131,501	-	-	260,713	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,237,155	1,329,597	1,067,348	1,044,512	19,046	41,353	2,595,995	2,488,563

Equity transactions:
Purchase payments received from contract owners (note 4)	8,419	(17,532)	10,157	(2,413)	(7,780)	15,005	11,150	(9,284)
Transfers between funds	(4,643)	12,227	(58,489)	(77,657)	71,729	14,135	(77,519)	(29,896)
Redemptions (notes 2, 3, and 4)	(598,892)	(741,452)	(613,374)	(281,892)	(21,719)	(62,781)	(827,833)	(788,250)
Adjustments to maintain reserves	2	(21,630)	(3)	(11,631)	(2)	(1,142)	-	(18,162)

Net equity transactions	(595,114)	(768,387)	(661,709)	(373,593)	42,228	(34,783)	(894,202)	(845,592)

Net change in contract owners’ equity	642,041	561,210	405,639	670,919	61,274	6,570	1,701,793	1,642,971
Contract owners’ equity at beginning of period	8,953,368	8,392,158	5,018,245	4,347,326	449,817	443,247	8,019,893	6,376,922

Contract owners’ equity at end of period	$9,595,409	8,953,368	5,423,884	5,018,245	511,091	449,817	9,721,686	8,019,893

CHANGE IN UNITS:
Beginning units	119,037	129,784	152,214	164,694	10,328	11,116	162,117	181,817
Units purchased	6,143	8,023	7,941	5,026	1,639	1,471	8,761	14,107
Units redeemed	(13,152)	(18,770)	(25,009)	(17,506)	(711)	(2,259)	(23,440)	(33,807)

Ending units	112,028	119,037	135,146	152,214	11,256	10,328	147,438	162,117

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LZREMS		LZRIES		LZRUSM		LPVCII
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$5,874	10,437	3,981	123	(10,853)	(10,529)	102	1,066
Realized gain (loss) on investments	(5,238)	(6,755)	(6,073)	(9,670)	(8,717)	(47,768)	2,345	14,644
Change in unrealized gain (loss) on investments	17,235	49,605	14,296	47,225	68,770	125,533	4,678	(18,571)
Reinvested capital gains	-	-	608	-	31,174	-	21,374	29,458

Net increase (decrease) in contract owners’ equity resulting from operations	17,871	53,287	12,812	37,678	80,374	67,236	28,499	26,597

Equity transactions:
Purchase payments received from contract owners (note 4)	1,396	602	(267)	1,317	(10,949)	(30,227)	1	(1,040)
Transfers between funds	(24,285)	2,696	(4,841)	448	1,342	11,931	8,905	(13,345)
Redemptions (notes 2, 3, and 4)	(21,437)	(41,553)	(29,694)	(28,474)	(93,265)	(126,633)	(6,176)	(125,050)
Adjustments to maintain reserves	(1)	(725)	(1)	(698)	1	(2,109)	-	(603)

Net equity transactions	(44,327)	(38,980)	(34,803)	(27,407)	(102,871)	(147,038)	2,730	(140,038)

Net change in contract owners’ equity	(26,456)	14,307	(21,991)	10,271	(22,497)	(79,802)	31,229	(113,441)
Contract owners’ equity at beginning of period	282,800	268,493	279,969	269,698	866,562	946,364	174,033	287,474

Contract owners’ equity at end of period	$256,344	282,800	257,978	279,969	844,065	866,562	205,262	174,033

CHANGE IN UNITS:
Beginning units	9,340	10,681	14,642	16,102	19,478	23,056	5,904	10,972
Units purchased	355	886	1,634	1,231	641	563	470	4,759
Units redeemed	(1,695)	(2,227)	(3,309)	(2,691)	(2,785)	(4,141)	(324)	(9,827)

Ending units	8,000	9,340	12,967	14,642	17,334	19,478	6,050	5,904

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LPVCAI		LVCLGI		SBVHY		LACB2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,103)	(787)	(16,305)	(13,343)	6	4	13,786	-
Realized gain (loss) on investments	(4,417)	(2,782)	81,639	72,127	-	-	10,901	-
Change in unrealized gain (loss) on investments	(10,342)	12,628	174,070	292,550	-	4	138,092	-
Reinvested capital gains	26,169	8,665	55,697	9,681	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,307	17,724	295,101	361,015	6	8	162,779	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(1)	-	14	-	(1)	(1)	-
Transfers between funds	(1,214)	1,148	(68,572)	104,603	-	-	2,098,034	-
Redemptions (notes 2, 3, and 4)	(5,185)	(3,187)	(106,306)	(119,653)	-	-	(131,058)	-
Adjustments to maintain reserves	1	(208)	1	(2,669)	(1)	1	1	-

Net equity transactions	(6,398)	(2,248)	(174,877)	(17,705)	(1)	-	1,966,976	-

Net change in contract owners’ equity	3,909	15,476	120,224	343,310	5	8	2,129,755	-
Contract owners’ equity at beginning of period	94,515	79,039	1,179,017	835,707	97	89	-	-

Contract owners’ equity at end of period	$98,424	94,515	1,299,241	1,179,017	102	97	2,129,755	-

CHANGE IN UNITS:
Beginning units	3,643	3,734	26,716	26,869	5	5	-	-
Units purchased	-	48	522	5,692	-	-	214,121	-
Units redeemed	(229)	(139)	(3,868)	(5,845)	-	-	(16,298)	-

Ending units	3,414	3,643	23,370	26,716	5	5	197,823	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACDV2		LACIPS		LACI2		LACV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,247	-	3,311	-	(1,307)	-	34,577	-
Realized gain (loss) on investments	10,843	-	812	-	6,504	-	22,589	-
Change in unrealized gain (loss) on investments	90,078	-	(172)	-	(3,363)	-	75,722	-
Reinvested capital gains	-	-	-	-	-	-	23,477	-

Net increase (decrease) in contract owners’ equity resulting from operations	102,168	-	3,951	-	1,834	-	156,365	-

Equity transactions:
Purchase payments received from contract owners (note 4)	27,569	-	537	-	21,718	-	11,032	-
Transfers between funds	1,813,109	-	142,045	-	543,612	-	2,622,075	-
Redemptions (notes 2, 3, and 4)	(193,020)	-	(8,743)	-	(97,854)	-	(276,535)	-
Adjustments to maintain reserves	(2)	-	(1)	-	1	-	(2)	-

Net equity transactions	1,647,656	-	133,838	-	467,477	-	2,356,570	-

Net change in contract owners’ equity	1,749,824	-	137,789	-	469,311	-	2,512,935	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,749,824	-	137,789	-	469,311	-	2,512,935	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	187,898	-	15,355	-	60,577	-	281,949	-
Units redeemed	(22,038)	-	(1,879)	-	(13,271)	-	(43,841)	-

Ending units	165,860	-	13,476	-	47,306	-	238,108	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LOVCDG		LOVGI		NVLCPY		GVEXD
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,360)	(671)	(9,707)	(6,686)	5,222	607	2,736	469
Realized gain (loss) on investments	1,722	(10)	27,131	3,335	58	(1)	1,507	126
Change in unrealized gain (loss) on investments	24,285	14,357	218,002	202,608	(6,675)	412	43,006	3,477
Reinvested capital gains	11,469	9,758	181,675	44,218	-	-	362	67

Net increase (decrease) in contract owners’ equity resulting from operations	36,116	23,434	417,101	243,475	(1,395)	1,018	47,611	4,139

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(1)	(5,898)	(30,122)	-	200	-	-
Transfers between funds	-	-	(31,338)	(18,060)	175,365	19,958	618,458	53,707
Redemptions (notes 2, 3, and 4)	(10,738)	(1,970)	(157,622)	(153,514)	(2,968)	(63)	(3,590)	-
Adjustments to maintain reserves	-	(412)	(4)	(5,405)	(1)	(11)	1	(55)

Net equity transactions	(10,738)	(2,383)	(194,862)	(207,101)	172,396	20,084	614,869	53,652

Net change in contract owners’ equity	25,378	21,051	222,239	36,374	171,001	21,102	662,480	57,791
Contract owners’ equity at beginning of period	179,902	158,851	2,261,450	2,225,076	21,102	-	57,791	-

Contract owners’ equity at end of period	$205,280	179,902	2,483,689	2,261,450	192,103	21,102	720,271	57,791

CHANGE IN UNITS:
Beginning units	3,475	3,516	58,225	63,880	2,042	-	5,050	-
Units purchased	-	-	3,075	4,508	16,810	2,048	46,385	5,621
Units redeemed	(180)	(41)	(7,473)	(10,163)	(375)	(6)	(268)	(571)

Ending units	3,295	3,475	53,827	58,225	18,477	2,042	51,167	5,050

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMRI		AMCG		AMTB		AMSRS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(8,777)	(2,904)	(5,096)	(4,122)	37,628	31,223	(10,337)	(7,615)
Realized gain (loss) on investments	7,589	13,538	(2,089)	(10,241)	(12,527)	(5,622)	46,087	11,849
Change in unrealized gain (loss) on investments	65,669	51,909	62,961	63,576	18,669	17,553	129,699	173,792
Reinvested capital gains	53,901	80,480	23,820	-	-	-	47,209	13,616

Net increase (decrease) in contract owners’ equity resulting from operations	118,382	143,023	79,596	49,213	43,770	43,154	212,658	191,642

Equity transactions:
Purchase payments received from contract owners (note 4)	1,027	774	1,193	915	69	13	(10,280)	19,937
Transfers between funds	5,445	(4)	64,941	(14,875)	(37,876)	(20,864)	(10,374)	(3,078)
Redemptions (notes 2, 3, and 4)	(6,370)	(111,348)	(29,627)	(19,843)	(71,341)	(24,127)	(91,505)	(136,535)
Adjustments to maintain reserves	2	(3,773)	-	(808)	-	(2,386)	(1)	(2,099)

Net equity transactions	104	(114,351)	36,507	(34,611)	(109,148)	(47,364)	(112,160)	(121,775)

Net change in contract owners’ equity	118,486	28,672	116,103	14,602	(65,378)	(4,210)	100,498	69,867
Contract owners’ equity at beginning of period	1,582,926	1,554,254	333,067	318,465	966,658	970,868	916,269	846,402

Contract owners’ equity at end of period	$1,701,412	1,582,926	449,170	333,067	901,280	966,658	1,016,767	916,269

CHANGE IN UNITS:
Beginning units	38,332	41,158	9,296	10,346	77,535	81,243	21,789	25,163
Units purchased	188	1,788	2,186	599	10,855	882	722	3,257
Units redeemed	(83)	(4,614)	(1,220)	(1,649)	(19,217)	(4,590)	(3,006)	(6,631)

Ending units	38,437	38,332	10,262	9,296	69,173	77,535	19,505	21,789

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOVPDI		NOVPM		PMVAAA		PMVRSA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,812	7,337	(27,215)	(22,677)	14,166	4,751	130	2,156
Realized gain (loss) on investments	(24,386)	(129,444)	39,044	(30,577)	(17,398)	(11,098)	(1,392)	(646)
Change in unrealized gain (loss) on investments	194,802	70,553	402,122	362,470	7,814	24,180	1,686	(2,906)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	175,228	(51,554)	413,951	309,216	4,582	17,833	424	(1,396)

Equity transactions:
Purchase payments received from contract owners (note 4)	389	(3,632)	(2,521)	(27,286)	2,003	-	-	1
Transfers between funds	(2,767)	18,906	(13,076)	1,388	(19,624)	(49,609)	-	-
Redemptions (notes 2, 3, and 4)	(118,178)	(245,097)	(245,888)	(92,425)	(4,273)	(15,942)	(726)	(223)
Adjustments to maintain reserves	1	(4,059)	(1)	(4,535)	-	(734)	-	(37)

Net equity transactions	(120,555)	(233,882)	(261,486)	(122,858)	(21,894)	(66,285)	(726)	(259)

Net change in contract owners’ equity	54,673	(285,436)	152,465	186,358	(17,312)	(48,452)	(302)	(1,655)
Contract owners’ equity at beginning of period	1,571,009	1,856,445	1,964,421	1,778,063	273,809	322,261	13,983	15,638

Contract owners’ equity at end of period	$1,625,682	1,571,009	2,116,886	1,964,421	256,497	273,809	13,681	13,983

CHANGE IN UNITS:
Beginning units	126,267	144,663	103,789	110,888	15,440	19,360	2,011	2,042
Units purchased	3,442	17,648	4,493	2,294	4,213	364	-	-
Units redeemed	(12,071)	(36,044)	(15,992)	(9,393)	(5,500)	(4,284)	(93)	(31)

Ending units	117,638	126,267	92,290	103,789	14,153	15,440	1,918	2,011

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVEBA		PMVGBA		PMVHYA		PMVFHA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$264	209	5,337	2,580	19	19	77	43
Realized gain (loss) on investments	(92)	(26)	(11,678)	(5,248)	-	-	(4)	(83)
Change in unrealized gain (loss) on investments	146	264	2,620	9,579	4	26	61	202
Reinvested capital gains	-	-	-	2,882	-	-	-	83

Net increase (decrease) in contract owners’ equity resulting from operations	318	447	(3,721)	9,793	23	45	134	245

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1	3,347	3,805	-	-	-	(1)
Transfers between funds	-	-	(20,372)	16,111	-	-	-	-
Redemptions (notes 2, 3, and 4)	(426)	-	(22,585)	(16,335)	(1)	-	(8)	(732)
Adjustments to maintain reserves	1	(12)	-	(639)	1	(3)	(1)	(6)

Net equity transactions	(425)	(11)	(39,610)	2,942	-	(3)	(9)	(739)

Net change in contract owners’ equity	(107)	436	(43,331)	12,735	23	42	125	(494)
Contract owners’ equity at beginning of period	5,055	4,619	259,558	246,823	441	399	3,232	3,726

Contract owners’ equity at end of period	$4,948	5,055	216,227	259,558	464	441	3,357	3,232

CHANGE IN UNITS:
Beginning units	297	297	19,645	19,371	22	22	198	246
Units purchased	74	-	1,132	2,075	1	-	-	-
Units redeemed	(96)	-	(4,079)	(1,801)	-	-	-	(48)

Ending units	275	297	16,698	19,645	23	22	198	198

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVRRA		PVSTA		PMVTRA		ROCMC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$12,433	16,369	43,385	34,428	66,589	55,689	(3,442)	(3,095)
Realized gain (loss) on investments	(10,298)	(6,092)	(3,037)	(5,920)	(92,931)	(53,525)	(1,605)	(4,653)
Change in unrealized gain (loss) on investments	6,212	11,924	13,262	19,427	58,484	106,126	18,000	48,700
Reinvested capital gains	-	-	-	-	-	-	19,370	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,347	22,201	53,610	47,935	32,142	108,290	32,323	40,952

Equity transactions:
Purchase payments received from contract owners (note 4)	1,318	13,084	6,358	14,193	14,799	3,636	1,492	1
Transfers between funds	(34,870)	(48,771)	225,946	27,262	10,382	249,585	(1,064)	(3,588)
Redemptions (notes 2, 3, and 4)	(71,116)	(67,266)	(172,981)	(40,935)	(271,995)	(204,657)	(12,235)	(8,926)
Adjustments to maintain reserves	-	(2,367)	-	(2,668)	(1)	(6,019)	1	(622)

Net equity transactions	(104,668)	(105,320)	59,323	(2,148)	(246,815)	42,545	(11,806)	(13,135)

Net change in contract owners’ equity	(96,321)	(83,119)	112,933	45,787	(214,673)	150,835	20,517	27,817
Contract owners’ equity at beginning of period	935,630	1,018,749	1,132,461	1,086,674	2,486,013	2,335,178	268,343	240,526

Contract owners’ equity at end of period	$839,309	935,630	1,245,394	1,132,461	2,271,340	2,486,013	288,860	268,343

CHANGE IN UNITS:
Beginning units	58,553	65,112	97,233	97,331	158,932	155,785	6,647	6,972
Units purchased	3,597	3,774	32,840	21,851	25,687	26,688	147	519
Units redeemed	(9,938)	(10,333)	(27,715)	(21,949)	(40,844)	(23,541)	(403)	(844)

Ending units	52,212	58,553	102,358	97,233	143,775	158,932	6,391	6,647

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ROCSC		TAVV		VWBF		VWEM
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(661)	(1,879)	8,474	6,610	7,788	4,034	2,906	19,363
Realized gain (loss) on investments	13,792	1,488	(9,760)	111,566	(715)	(5,326)	(32,866)	(123,534)
Change in unrealized gain (loss) on investments	(26,224)	72,135	(60,851)	(95,413)	(5,224)	14,181	32,120	168,559
Reinvested capital gains	20,504	48,361	50,170	45,813	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,411	120,105	(11,967)	68,576	1,849	12,889	2,160	64,388

Equity transactions:
Purchase payments received from contract owners (note 4)	(4,324)	11,427	4,208	(258)	3,496	1	1,823	14
Transfers between funds	5,369	(7,304)	(95,800)	114,886	902	(5,158)	(13,817)	-
Redemptions (notes 2, 3, and 4)	(111,938)	(21,276)	(47,194)	(129,309)	(21,998)	(16,644)	(56,430)	(212,243)
Adjustments to maintain reserves	1	(1,306)	-	(1,971)	(1)	(337)	1	(2,113)

Net equity transactions	(110,892)	(18,459)	(138,786)	(16,652)	(17,601)	(22,138)	(68,423)	(214,342)

Net change in contract owners’ equity	(103,481)	101,646	(150,753)	51,924	(15,752)	(9,249)	(66,263)	(149,954)
Contract owners’ equity at beginning of period	605,487	503,841	638,810	586,886	133,635	142,884	726,766	876,720

Contract owners’ equity at end of period	$502,006	605,487	488,057	638,810	117,883	133,635	660,503	726,766

CHANGE IN UNITS:
Beginning units	12,601	13,008	20,280	22,175	7,472	8,768	24,811	32,367
Units purchased	1,885	656	732	43,634	1,501	898	511	9,759
Units redeemed	(4,229)	(1,063)	(4,917)	(45,529)	(2,462)	(2,194)	(2,704)	(17,315)

Ending units	10,257	12,601	16,095	20,280	6,511	7,472	22,618	24,811

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWHA		JNMVA1		JNMVA5
	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,410	6,135	-	-	-	-
Realized gain (loss) on investments	(1,863)	(2,985)	-	-	-	-
Change in unrealized gain (loss) on investments	(14,923)	(23,715)	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,376)	(20,565)	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	(529)	(1,093)	260,655	(21)	-	-
Transfers between funds	(14,101)	(31,897)	(303,145)	128,700	935,377	(1,163)
Redemptions (notes 2, 3, and 4)	(22,618)	(16,591)	(424,209)	(104,826)	(13,711)	(13,217)
Adjustments to maintain reserves	1	(975)	(1)	1	-	-

Net equity transactions	(37,247)	(50,556)	(466,700)	23,854	921,666	(14,380)

Net change in contract owners’ equity	(49,623)	(71,121)	(466,700)	23,854	921,666	(14,380)
Contract owners’ equity at beginning of period	362,556	433,677	1,905,710	1,881,856	283,334	297,714

Contract owners’ equity at end of period	$312,933	362,556	1,439,010	1,905,710	1,205,000	283,334

CHANGE IN UNITS:
Beginning units	13,437	15,267	-	-	-	-
Units purchased	527	516	-	-	-	-
Units redeemed	(1,847)	(2,346)	-	-	-	-

Ending units	12,117	13,437	-	-	-	-

*  For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account F (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account comprises two separate accounts. One account, also named Jefferson National Life Annuity Account F, services the variable annuity portion of the contract and is registered under the Investment Company Act of 1940 as a unit investment trust. The other account, Jefferson National Life Interest Adjustment Account (IAA), offers interest adjustment account investment options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date the amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options or the interest adjustment option. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - Electronics Fund (RELF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Utilities Fund (RUTL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

1 Year Account (JNMVA1)

3 Year Account (JNMVA3)*

5 Year Account (JNMVA5)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)	6/13/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	7/12/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)		8/20/2024

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
LPVCAI	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	5/1/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of expenses. This charge excludes the optional guaranteed minimum income benefit rider. For contracts with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were$1,485,043 and $1,309,876 for the years ended December 31, 2024 and 2023, respectively. The administrative fees were $297,006 and $261,975 for the years ended December 31, 2024 and 2023, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $60, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Sales and administrative charges were $94,287 and $95,592 for the years ended December 31, 2024 and 2023, respectively. The Interest Adjustment Account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There were adjustments of $0 and $0 for the years ended December 31, 2024 and 2023, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $1,126,846 and $791,105, respectively, and total transfers from the Separate Account to the fixed account were $1,013,140 and $1,154,073, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$548,975	$596,872
ALCAI2	366,433	1,624,257
ALCGI2	146,488	675,718
ALMGI2	38,532	488,865
AASCO	69,229	193,204
SVDF	61,380	433,984
SVOF	340,259	496,696
PIVEI2	153,644	61,585
PIVF2	26,683	38,129
PIHYB2	1,095	300
PIVMV2	16,916	36,446
DVSCS	105,816	158,327
DSIF	927,862	1,427,030
DSRG	20,928	166,434
CLVGT2	246,909	457,503
FHIB	22,308	55,011
FVU2	37,601	55,013
RBKF	28,282	37,555
RBMF	40,402	41,000
RBF	70,548	209,446
RCPF	63,464	134,968
RVLDD	1,537	2,966
RELF	210,658	204,200
RENF	12,945	91,504
RESF	733	9,793
RLCE	29,020	31,130
RFSF	11,727	23,253
RUGB	1,769	29,144
RHCF	63,434	97,385
RINF	-	46,755

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

RVIDD	2	1
RJNF	3	62
RAF	11	10
RVISC	2	-
RUF	434	1,551
RLCJ	1,019	7,986
RMED	1,961	30,612
RVF	577,004	1,331,071
ROF	201,681	312,431
RNF	21,924	140,019
RPMF	7,949	11,702
RREF	28,044	39,482
RMEK	212,776	188,160
RTF	627,753	714,161
RVLCG	29,824	62,407
RVLCV	23,977	57,292
RVMCG	41,130	74,980
RVMCV	9,241	30,695
RVSCG	5,556	25,703
RVSCV	9,418	25,959
RTEC	19,786	57,936
RTEL	4,459	1,908
RTRF	38,958	12,424
GVRUGM	16,640	57,026
RUTL	80,248	67,751
AVGI	63,293	66,001
IVDDI	71,965	34,813
IVRE	10,695	34,301
IVGMMI	3,394,830	2,898,667
IVHS	6,427	86,616
AVHY1	133,343	113,335
IVMCC2	11,612	12,813
IVT	77,520	56,722
JAEI	661,749	934,995
JAGRIN	280,688	797,820
JAIG	79,586	36,467
JARIN	471,268	1,216,985
LZREMS	17,930	56,381
LZRIES	25,777	55,990
LZRUSM	44,860	127,410
LPVCII	37,922	13,715
LPVCAI	26,272	7,604
LVCLGI	74,319	209,804
SBVHY	7	1
LACB2	2,150,834	170,073
LACDV2	1,877,000	228,096
LACIPS	157,555	20,405
LACI2	586,820	120,650
LACV2	2,879,339	464,715
LOVCDG	12,591	13,220
LOVGI	290,817	313,708
NVLCPY	182,718	5,100
GVEXD	625,197	7,231
AMRI	72,412	27,187
AMCG	100,987	45,756
AMTB	121,599	193,120
AMSRS	69,095	144,382
NOVPDI	39,619	155,362
NOVPM	26,370	315,070
PMVAAA	92,918	100,647

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PMVRSA	304	900
PMVEBA	328	490
PMVGBA	15,033	49,305
PMVHYA	26	7
PMVFHA	118	49
PMVRRA	27,828	120,063
PVSTA	308,848	206,141
PMVTRA	287,925	468,149
ROCMC	21,295	17,174
ROCSC	51,137	142,186
TAVV	76,825	156,967
VWBF	21,092	30,905
VWEM	13,496	79,013
VWHA	11,078	43,915

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	1.50%			10,881	$41.30			$449,442	1.47%	11.33%
2023	1.50%			12,228	37.10			453,661	1.47%	10.36%
2022	1.50%			13,246	33.62			445,266	1.29%	-5.62%
2021	1.50%			14,657	35.62			522,033	0.74%	26.25%
2020	1.50%			11,986	28.21			338,136	1.64%	1.19%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	1.50%			86,473	146.91			12,679,096	0.00%	45.92%
2023	1.50%			94,865	100.68			9,551,205	0.00%	41.01%
2022	1.50%			98,325	71.40			7,020,633	0.00%	-37.47%
2021	1.50%			108,873	114.18			12,416,587	0.00%	17.35%
2020	1.50%			120,233	97.30			11,698,652	0.00%	39.65%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2024	1.50%			83,058	70.38			5,845,714	0.00%	40.75%
2023	1.50%			90,505	50.00			4,525,685	0.00%	30.70%
2022	1.50%			91,669	38.26			3,507,169	0.00%	-39.57%
2021	1.50%			99,759	63.31			6,315,610	0.00%	10.18%
2020	1.50%			122,247	57.46			7,024,448	0.18%	64.55%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2024	1.50%			39,811	64.42			2,564,485	0.00%	19.26%
2023	1.50%			46,629	54.02			2,518,706	0.00%	21.35%
2022	1.50%			53,136	44.51			2,365,295	0.00%	-37.02%
2021	1.50%	to	1.80%	61,507	41.89	to	70.68	4,347,150	0.00%	2.34%	to	2.65%
2020	1.50%	to	1.80%	65,390	40.93	to	68.86	4,498,938	0.00%	61.70%	to	62.18%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2024	1.50%			27,266	34.68			945,586	0.37%	6.51%
2023	1.50%			30,521	32.56			993,766	0.00%	14.76%
2022	1.50%			34,791	28.37			987,083	0.00%	-38.94%
2021	1.50%	to	1.80%	38,285	46.46	to	55.26	1,779,036	0.00%	-7.74%	to	-7.46%
2020	1.50%	to	1.80%	41,662	50.21	to	59.89	2,090,405	1.05%	64.17%	to	64.67%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	1.50%			56,663	52.56			2,978,448	0.00%	16.36%
2023	1.50%			63,170	45.17			2,837,882	0.00%	18.36%
2022	1.50%			74,391	38.17			2,839,146	0.00%	-38.77%
2021	1.50%			76,843	62.33			4,790,026	0.00%	-6.46%
2020	1.50%			87,515	66.64			5,831,772	0.00%	60.23%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	1.50%			34,823	76.13			2,650,928	0.05%	13.33%
2023	1.50%			40,311	67.17			2,707,840	0.00%	24.62%
2022	1.50%			43,871	53.90			2,364,760	0.00%	-21.98%
2021	1.50%			47,849	69.09			3,304,197	0.04%	22.92%
2020	1.50%			55,173	56.21			3,101,200	0.44%	19.20%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2024	1.50%			21,455	34.86			747,988	1.93%	9.31%
2023	1.50%			22,862	31.89			729,145	1.65%	5.58%
2022	1.50%			25,168	30.21			760,259	1.49%	-9.31%
2021	1.50%			30,818	33.31			1,026,479	1.23%	23.47%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2020	1.50%	33,140	26.98	894,041	2.39%	-1.75%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	1.50%	4,148	44.91	186,267	0.42%	20.48%
2023	1.50%	4,548	37.27	169,513	0.57%	26.67%
2022	1.50%	6,122	29.42	180,148	0.37%	-20.87%
2021	1.50%	8,695	37.19	323,322	0.09%	25.75%
2020	1.50%	8,011	29.57	236,904	0.49%	22.11%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2024	1.50%	1,009	20.35	20,539	5.51%	6.85%
2023	1.50%	1,009	19.04	19,222	5.33%	9.36%
2022	1.50%	1,013	17.41	17,634	4.83%	-12.75%
2021	1.50%	1,377	19.96	27,470	4.87%	3.88%
2020	1.50%	1,383	19.21	26,569	5.16%	0.46%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2024	1.50%	5,284	29.68	156,808	1.74%	8.99%
2023	1.50%	6,299	27.23	171,517	1.96%	10.54%
2022	1.50%	7,495	24.63	184,641	1.38%	-7.28%
2021	1.50%	5,776	26.57	153,482	0.75%	27.45%
2020	1.50%	6,108	20.85	127,340	1.00%	0.35%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	1.50%	17,255	41.24	711,605	1.18%	6.34%
2023	1.50%	18,891	38.78	732,602	1.06%	13.67%
2022	1.50%	20,271	34.12	691,579	0.93%	-17.89%
2021	1.50%	24,913	41.55	1,035,091	0.69%	24.27%
2020	1.50%	26,412	33.44	883,088	0.95%	8.99%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	1.50%	139,319	60.37	8,391,190	1.15%	22.80%
2023	1.50%	157,073	49.16	7,722,058	1.41%	24.06%
2022	1.50%	190,015	39.63	7,529,887	1.32%	-19.53%
2021	1.50%	217,574	49.25	10,714,884	1.13%	26.50%
2020	1.50%	247,084	38.93	9,398,815	1.56%	16.25%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	1.50%	28,178	45.21	1,267,191	0.54%	23.02%
2023	1.50%	31,330	36.75	1,151,396	0.78%	21.98%
2022	1.50%	41,684	30.13	1,255,834	0.53%	-24.02%
2021	1.50%	44,709	39.65	1,772,813	0.76%	25.11%
2020	1.50%	50,428	31.69	1,526,176	1.08%	22.30%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	1.50%	50,661	57.98	2,937,426	0.00%	24.69%
2023	1.50%	57,941	46.50	2,694,365	0.00%	42.72%
2022	1.50%	64,598	32.58	2,104,777	0.00%	-32.87%
2021	1.50%	78,799	48.54	3,824,793	0.28%	36.62%
2020	1.50%	85,055	35.53	3,021,806	0.00%	43.63%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2024	1.50%	11,033	27.59	304,406	5.67%	4.68%
2023	1.50%	12,724	26.36	335,175	5.86%	11.04%
2022	1.50%	13,129	23.74	311,468	5.74%	-13.09%
2021	1.50%	17,460	27.31	476,839	5.13%	3.29%
2020	1.50%	21,215	26.44	560,965	5.97%	4.02%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	1.50%	25,590	23.30	596,165	2.20%	13.83%
2023	1.50%	26,548	20.47	543,364	2.09%	7.07%
2022	1.50%	34,245	19.12	654,627	1.91%	-15.04%
2021	1.50%	35,640	22.50	801,874	1.81%	16.75%
2020	1.50%	40,283	19.27	776,318	2.51%	-0.57%
Rydex Variable Trust - Banking Fund (RBKF)
2024	1.50%	4,403	10.28	45,261	2.69%	21.27%
2023	1.50%	5,383	8.48	45,624	1.07%	1.44%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2022	1.50%	6,051	8.36	50,558	1.52%	-18.25%
2021	1.50%	5,380	10.22	54,988	1.10%	31.51%
2020	1.50%	5,225	7.77	40,608	0.97%	-9.83%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2024	1.50%	2,706	29.03	78,552	0.85%	-3.93%
2023	1.50%	2,743	30.22	72,609	0.00%	7.35%
2022	1.50%	3,832	28.15	107,842	0.55%	-10.99%
2021	1.50%	2,717	31.62	85,926	0.60%	21.11%
2020	1.50%	2,753	26.11	71,881	1.47%	17.97%
Rydex Variable Trust - Biotechnology Fund (RBF)
2024	1.50%	16,196	38.84	628,974	0.00%	-2.88%
2023	1.50%	20,924	39.99	836,681	0.00%	3.97%
2022	1.50%	24,351	38.46	936,552	0.00%	-14.60%
2021	1.50%	25,381	45.04	1,143,089	0.00%	-0.09%
2020	1.50%	26,060	45.08	1,174,697	0.00%	19.51%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2024	1.50%	4,051	30.98	125,500	1.14%	2.86%
2023	1.50%	6,325	30.12	190,522	1.43%	-4.74%
2022	1.50%	8,764	31.62	277,121	0.66%	-2.38%
2021	1.50%	6,994	32.39	226,557	0.78%	8.97%
2020	1.50%	7,482	29.72	222,401	0.92%	5.97%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2024	1.50%	1,921	75.63	145,269	1.13%	18.83%
2023	1.50%	1,934	63.65	123,119	0.31%	21.73%
2022	1.50%	2,255	52.28	117,906	0.00%	-21.67%
2021	1.50%	2,263	66.75	151,084	0.00%	38.51%
2020	1.50%	2,270	48.19	109,397	0.57%	0.22%
Rydex Variable Trust - Electronics Fund (RELF)
2024	1.50%	923	56.43	52,090	0.00%	14.40%
2023	1.50%	888	49.33	43,794	0.00%	52.45%
2022	1.50%	609	32.36	19,705	0.00%	-33.70%
2021	1.50%	611	48.81	29,844	0.00%	36.20%
2020	1.50%	596	35.84	21,359	0.00%	53.64%
Rydex Variable Trust - Energy Fund (RENF)
2024	1.50%	19,302	16.45	316,731	2.29%	-1.43%
2023	1.50%	23,870	16.68	398,255	3.44%	0.10%
2022	1.50%	68,523	16.67	1,142,091	1.37%	46.09%
2021	1.50%	33,281	11.41	378,930	0.54%	48.22%
2020	1.50%	10,250	7.70	78,897	1.11%	-35.16%
Rydex Variable Trust - Energy Services Fund (RESF)
2024	1.50%	20,954	5.30	110,960	0.00%	-9.28%
2023	1.50%	22,203	5.84	128,046	0.00%	2.89%
2022	1.50%	21,818	5.67	123,781	0.00%	40.45%
2021	1.50%	4,726	4.04	19,092	0.25%	15.76%
2020	1.50%	6,686	3.49	23,331	0.80%	-38.27%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2024	1.50%	398	12.11	4,820	6.60%	-4.46%
2023	1.50%	587	12.68	7,441	0.34%	18.31%
2022	1.50%	848	10.72	9,083	0.00%	-14.37%
2021	1.50%	899	12.51	11,249	0.22%	16.95%
2020	1.50%	1,518	10.70	16,244	1.95%	-1.26%
Rydex Variable Trust - Financial Services Fund (RFSF)
2024	1.50%	3,734	19.93	74,413	0.83%	20.43%
2023	1.50%	4,443	16.55	73,525	0.00%	12.21%
2022	1.50%	5,174	14.75	76,296	0.27%	-19.33%
2021	1.50%	30,081	18.28	549,922	0.22%	33.25%
2020	1.50%	3,675	13.72	50,419	0.95%	-1.59%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2024	1.50%	2,807	10.29	28,896	3.25%	-13.77%
2023	1.50%	5,373	11.94	64,142	2.88%	-2.51%
2022	1.50%	6,376	12.25	78,069	1.92%	-41.71%
2021	1.50%	7,040	21.01	147,903	0.36%	-8.87%
2020	1.50%	8,729	23.05	201,228	0.12%	20.15%
Rydex Variable Trust - Health Care Fund (RHCF)
2024	1.50%	4,867	37.77	183,831	0.00%	-1.36%
2023	1.50%	5,777	38.29	221,192	0.00%	3.47%
2022	1.50%	6,023	37.01	222,889	0.00%	-13.31%
2021	1.50%	6,862	42.69	292,937	0.00%	17.07%
2020	1.50%	5,244	36.46	191,221	0.00%	16.91%
Rydex Variable Trust - Internet Fund (RINF)
2024	1.50%	571	50.45	28,825	0.00%	21.56%
2023	1.50%	1,624	41.50	67,415	0.00%	45.20%
2022	1.50%	1,585	28.58	45,311	0.00%	-45.66%
2021	1.50%	1,722	52.60	90,607	0.00%	-6.08%
2020	1.50%	2,437	56.01	136,486	0.00%	57.83%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2024	1.50%	397	0.05	19	7.13%	-17.19%
2023	1.50%	430	0.06	24	0.19%	-19.47%
2022	1.50%	460	0.07	32	0.00%	3.51%
2021	1.50%	491	0.07	33	0.00%	-36.29%
2020	1.50%	529	0.11	57	0.62%	-46.57%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	1.50%	23	2.52	59	0.00%	2.69%
2022	1.50%	23	2.45	58	0.00%	44.04%
2021	1.50%	23	1.70	40	0.00%	-0.53%
2020	1.50%	31	1.71	53	0.28%	-22.26%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2024	1.50%	337	0.25	84	10.84%	-17.05%
2023	1.50%	375	0.30	113	0.68%	-32.87%
2022	1.50%	415	0.45	187	0.00%	32.84%
2021	1.50%	455	0.34	154	0.00%	-26.57%
2020	1.50%	504	0.46	233	0.91%	-38.92%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2024	1.50%	49	0.55	27	7.56%	-7.05%
2023	1.50%	49	0.60	29	0.00%	-12.55%
2022	1.50%	49	0.68	34	0.00%	15.62%
2021	1.50%	49	0.59	29	0.00%	-19.70%
2020	1.50%	49	0.74	36	0.75%	-31.84%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2024	1.50%	6,260	0.53	3,326	10.95%	-14.41%
2023	1.50%	8,855	0.62	5,496	0.60%	-16.22%
2022	1.50%	423,959	0.74	314,068	0.00%	14.86%
2021	1.50%	9,030	0.64	5,824	0.00%	-25.57%
2020	1.50%	36,517	0.87	31,642	1.33%	-26.14%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2024	1.50%	1,548	17.17	26,574	3.29%	-0.50%
2023	1.50%	1,918	17.26	33,099	0.05%	32.47%
2022	1.50%	2,042	13.03	26,603	0.00%	-43.84%
2021	1.50%	2,063	23.20	47,859	0.00%	-15.37%
2020	1.50%	2,471	27.41	67,735	1.09%	38.37%
Rydex Variable Trust - Leisure Fund (RLF)
2020	1.50%	364	32.27	11,747	0.00%	19.21%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2024	1.50%	3,971	82.63	328,099	0.61%	13.54%
2023	1.50%	4,292	72.78	312,392	0.00%	17.07%
2022	1.50%	4,333	62.16	269,347	0.00%	-24.34%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	1.50%			4,881	82.16			401,030	0.00%	33.24%
2020	1.50%			5,309	61.67			327,392	0.90%	9.04%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2024	1.50%			5,171	377.71			1,953,279	0.00%	39.78%
2023	1.50%			7,311	270.22			1,975,534	0.00%	112.93%
2022	1.50%			7,307	126.91			927,325	0.00%	-61.62%
2021	1.50%			10,261	330.68			3,393,066	0.00%	51.17%
2020	1.50%			11,884	218.75			2,599,643	0.24%	84.09%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2024	1.50%			18,403	120.42			2,216,040	0.21%	22.05%
2023	1.50%			19,522	98.66			1,926,074	0.00%	50.95%
2022	1.50%			18,928	65.36			1,237,132	0.00%	-35.12%
2021	1.50%			21,542	100.74			2,170,195	0.00%	23.67%
2020	1.50%			31,107	81.46			2,533,895	0.29%	42.80%
Rydex Variable Trust - Nova Fund (RNF)
2024	1.50%			20,031	69.82			1,398,628	0.00%	30.77%
2023	1.50%			21,514	53.39			1,148,720	0.00%	33.07%
2022	1.50%			23,134	40.13			928,249	0.43%	-31.30%
2021	1.50%			23,609	58.41			1,378,973	0.36%	40.07%
2020	1.50%			25,563	41.70			1,065,977	0.88%	18.24%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2024	1.50%			7,183	11.76			84,103	1.47%	6.50%
2023	1.50%			7,571	11.04			83,587	0.33%	2.28%
2022	1.50%			6,684	10.79			72,148	0.54%	-12.41%
2021	1.50%			4,925	12.32			60,688	1.63%	-10.54%
2020	1.50%			23,005	13.78			316,902	5.67%	32.30%
Rydex Variable Trust - Real Estate Fund (RREF)
2024	1.50%			3,805	22.08			84,031	1.36%	3.46%
2023	1.50%			4,310	21.34			91,992	1.53%	8.68%
2022	1.50%			7,726	19.64			151,724	0.71%	-28.48%
2021	1.50%			7,039	27.46			193,261	0.58%	32.08%
2020	1.50%			9,503	20.79			197,546	2.98%	-7.22%
Rydex Variable Trust - Retailing Fund (RRF)
2022	1.50%			371	29.05			10,775	0.00%	-27.61%
2021	1.50%			403	40.14			16,162	0.00%	10.09%
2020	1.50%			748	36.46			27,271	0.00%	41.53%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2024	1.50%			1,116	53.05			59,211	0.95%	9.29%
2023	1.50%			1,119	48.54			54,306	0.00%	18.00%
2022	1.50%			1,123	41.13			46,202	0.00%	-34.45%
2021	1.50%	to	1.80%	1,271	38.87	to	62.75	78,984	0.05%	16.88%	to	17.23%
2020	1.50%	to	1.80%	1,883	33.26	to	53.53	100,120	0.00%	17.90%	to	18.25%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2024	1.50%			30,872	92.74			2,863,006	0.66%	40.13%
2023	1.50%			32,106	66.18			2,124,825	0.09%	42.89%
2022	1.50%			28,723	46.32			1,330,365	0.00%	-40.67%
2021	1.50%			32,559	78.07			2,541,705	0.00%	55.93%
2020	1.50%			33,094	50.06			1,656,787	0.59%	16.34%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2024	1.50%			12,918	42.11			539,455	0.06%	24.77%
2023	1.50%			13,589	33.75			458,641	0.00%	4.89%
2022	1.50%			16,532	32.18			532,011	0.00%	-29.42%
2021	1.50%			16,949	45.59			772,753	0.00%	25.69%
2020	1.50%			12,477	36.27			452,591	0.00%	25.43%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2024	1.50%			7,003	30.90			212,497	1.29%	9.19%
2023	1.50%			8,086	28.30			228,815	1.57%	4.71%
2022	1.50%			9,414	27.03			254,422	0.96%	-4.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	1.50%	8,958	28.15	252,192	0.63%	30.35%
2020	1.50%	9,305	21.60	200,963	1.76%	-11.89%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2024	1.50%	6,452	38.17	244,812	0.00%	14.42%
2023	1.50%	7,245	33.36	241,731	0.00%	12.98%
2022	1.50%	7,717	29.53	227,889	0.00%	-23.77%
2021	1.50%	8,725	38.74	338,031	0.00%	10.54%
2020	1.50%	9,702	35.05	340,038	0.00%	28.52%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2024	1.50%	3,603	38.45	136,572	0.08%	2.85%
2023	1.50%	4,268	37.38	159,557	0.00%	25.93%
2022	1.50%	4,881	29.69	144,906	0.88%	-6.63%
2021	1.50%	8,817	31.79	280,341	0.07%	29.30%
2020	1.50%	8,394	24.59	206,404	0.41%	5.82%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2024	1.50%	3,236	30.39	97,199	0.00%	6.57%
2023	1.50%	3,803	28.51	108,448	0.08%	15.73%
2022	1.50%	5,135	24.64	126,529	0.00%	-30.94%
2021	1.50%	5,525	35.68	197,113	0.00%	17.39%
2020	1.50%	4,431	30.39	134,679	0.00%	14.03%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2024	1.50%	7,962	25.89	205,011	0.00%	2.19%
2023	1.50%	8,462	25.34	214,398	0.00%	19.27%
2022	1.50%	8,642	21.24	183,591	0.00%	-9.60%
2021	1.50%	8,984	23.50	211,141	0.00%	41.28%
2020	1.50%	9,924	16.63	165,080	0.00%	-7.37%
Rydex Variable Trust - Technology Fund (RTEC)
2024	1.50%	6,359	59.15	371,762	0.00%	22.11%
2023	1.50%	7,256	48.44	351,497	0.00%	46.80%
2022	1.50%	5,167	33.00	170,509	0.00%	-37.20%
2021	1.50%	5,802	52.54	304,873	0.00%	18.71%
2020	1.50%	8,449	44.26	373,981	0.00%	47.03%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2024	1.50%	3,073	12.61	38,737	0.92%	13.99%
2023	1.50%	2,849	11.06	31,504	0.88%	4.72%
2022	1.50%	2,947	10.56	31,117	0.62%	-26.95%
2021	1.50%	3,355	14.46	48,501	0.73%	7.36%
2020	1.50%	3,440	13.47	46,323	0.73%	7.86%
Rydex Variable Trust - Transportation Fund (RTRF)
2024	1.50%	2,154	35.09	75,586	0.26%	0.04%
2023	1.50%	1,322	35.07	46,371	0.00%	22.64%
2022	1.50%	1,324	28.60	37,863	0.00%	-35.99%
2021	1.50%	1,353	44.68	60,431	0.00%	20.36%
2020	1.50%	1,443	37.12	53,569	0.16%	38.53%
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2024	1.50%	28,979	8.90	254,225	3.81%	2.34%
2023	1.50%	34,303	8.69	298,244	3.62%	2.15%
2022	1.50%	35,814	8.51	304,820	0.71%	-0.76%
2021	1.50%	37,998	8.58	325,889	0.00%	-1.49%
2020	1.50%	40,191	8.71	349,908	0.07%	-1.42%
Rydex Variable Trust - Utilities Fund (RUTL)
2024	1.50%	5,699	33.05	188,360	1.35%	18.07%
2023	1.50%	5,297	28.00	148,163	1.58%	-8.51%
2022	1.50%	6,477	30.60	188,438	0.92%	-0.46%
2021	1.50%	7,560	30.74	232,406	1.52%	12.82%
2020	1.50%	11,008	27.25	299,949	1.74%	-6.54%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2024	1.50%	21,140	34.70	733,544	0.69%	23.73%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2023	1.50%			22,859	28.05			641,089	0.70%	21.53%
2022	1.50%			25,308	23.08			584,001	0.86%	-21.73%
2021	1.50%			29,701	29.48			875,640	0.66%	25.84%
2020	1.50%			30,920	23.43			724,414	1.33%	12.16%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2024	1.50%			15,138	28.13			425,781	1.95%	11.52%
2023	1.50%			14,511	25.22			365,973	1.87%	7.43%
2022	1.50%			18,466	23.48			433,530	1.95%	-3.14%
2021	1.50%			14,549	24.24			352,653	2.08%	17.12%
2020	1.50%			17,322	20.69			358,476	2.84%	-1.35%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	1.50%			8,794	31.55			277,410	2.53%	-3.27%
2023	1.50%			9,626	32.61			313,947	1.48%	7.43%
2022	1.50%			11,532	30.36			350,100	2.73%	-26.05%
2021	1.50%			14,088	41.05			577,044	2.75%	23.84%
2020	1.50%			14,124	33.15			468,231	4.66%	-13.62%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2024	1.50%			705,757	9.68			6,821,729	4.86%	3.41%
2023	1.50%			676,785	9.36			6,322,878	4.75%	3.30%
2022	1.50%			741,671	9.06			6,679,598	1.45%	-0.05%
2021	1.50%	to	1.80%	658,076	8.80	to	9.06	5,961,834	0.01%	-1.78%	to	-1.48%
2020	1.50%	to	1.80%	696,560	8.96	to	9.20	6,342,121	0.28%	-1.50%	to	-1.20%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2024	1.50%			9,329	33.25			310,207	0.00%	2.61%
2023	1.50%			11,475	32.41			371,836	0.00%	1.49%
2022	1.50%			13,869	31.93			442,814	0.00%	-14.61%
2021	1.50%			14,332	37.39			535,862	0.21%	10.63%
2020	1.50%			14,797	33.80			500,112	0.32%	12.76%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2024	1.50%			36,670	22.39			820,926	5.68%	6.12%
2023	1.50%			37,274	21.10			786,349	5.23%	8.54%
2022	1.50%			39,735	19.44			772,311	4.33%	-10.90%
2021	1.50%			53,346	21.81			1,163,703	4.92%	2.83%
2020	1.50%			51,649	21.21			1,095,235	5.83%	1.78%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2024	1.50%			8,562	41.30			353,595	0.13%	15.05%
2023	1.50%			8,693	35.90			312,049	0.04%	12.45%
2022	1.50%			9,337	31.92			298,086	0.07%	-15.73%
2021	1.50%			10,683	37.88			404,694	0.26%	21.04%
2020	1.50%			9,865	31.30			308,748	0.48%	7.32%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2024	1.50%			5,893	30.44			179,370	0.00%	32.26%
2023	1.50%			5,192	23.01			119,476	0.00%	44.76%
2022	1.50%			4,923	15.90			78,256	0.00%	-40.84%
2021	1.50%			5,829	26.87			156,650	0.00%	12.71%
2020	1.50%			4,883	23.84			116,422	0.00%	43.94%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	1.50%			112,028	85.65			9,595,409	0.74%	13.88%
2023	1.50%			119,037	75.21			8,953,368	0.16%	16.32%
2022	1.50%			129,784	64.66			8,366,458	0.20%	-17.19%
2021	1.50%			143,353	78.09			11,185,573	0.32%	15.09%
2020	1.50%			156,697	67.85			10,629,772	0.07%	17.70%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2024	1.50%			135,146	40.13			5,415,165	0.74%	21.73%
2023	1.50%			152,214	32.97			5,018,245	0.92%	24.90%
2022	1.50%			164,694	26.40			4,341,889	1.04%	-20.61%
2021	1.50%			180,933	33.25			6,015,860	0.52%	16.33%
2020	1.50%			193,790	28.58			5,526,371	0.72%	18.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2024	1.50%	11,256	45.41	511,091	1.44%	4.25%
2023	1.50%	10,328	43.55	434,032	1.52%	9.23%
2022	1.50%	11,116	39.88	443,247	1.76%	-9.96%
2021	1.50%	12,471	44.29	552,316	1.13%	11.89%
2020	1.50%	13,252	39.58	524,526	1.32%	14.57%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2024	1.50%	147,438	65.94	9,708,852	0.03%	33.29%
2023	1.50%	162,117	49.47	8,019,893	0.14%	41.05%
2022	1.50%	181,817	35.07	6,362,573	0.15%	-30.93%
2021	1.50%	201,045	50.78	10,209,380	0.10%	18.54%
2020	1.50%	216,809	42.84	9,282,766	0.41%	30.98%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	1.50%	8,000	32.04	255,507	3.31%	5.83%
2023	1.50%	9,340	30.28	282,800	4.85%	20.46%
2022	1.50%	10,681	25.14	268,493	3.33%	-16.38%
2021	1.50%	11,622	30.06	349,344	1.85%	3.90%
2020	1.50%	13,112	28.93	379,366	2.58%	-2.75%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2024	1.50%	12,967	19.89	257,978	2.67%	4.04%
2023	1.50%	14,642	19.12	279,172	1.29%	14.16%
2022	1.50%	16,102	16.75	269,698	3.37%	-16.27%
2021	1.50%	20,271	20.01	405,527	0.95%	4.26%
2020	1.50%	21,036	19.19	403,643	2.24%	6.63%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2024	1.50%	17,334	48.70	844,065	0.00%	9.45%
2023	1.50%	19,478	44.49	854,896	0.00%	8.39%
2022	1.50%	23,056	41.05	905,831	0.00%	-16.77%
2021	1.50%	25,798	49.32	1,272,269	0.05%	18.09%
2020	1.50%	29,038	41.76	1,200,857	0.19%	5.18%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2024	1.50%	6,050	33.93	205,262	1.31%	15.10%
2023	1.50%	5,904	29.48	174,033	1.69%	12.50%
2022	1.50%	10,972	26.20	287,474	1.47%	-9.47%
2021	1.50%	10,579	28.94	306,186	1.44%	24.91%
2020	1.50%	12,090	23.17	280,121	1.36%	6.07%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)
2024	1.50%	3,414	28.83	98,424	0.11%	11.11%
2023	1.50%	3,643	25.94	94,515	0.31%	22.58%
2022	1.50%	3,734	21.16	79,039	0.44%	-27.51%
2021	1.50%	5,356	29.20	156,389	0.17%	8.66%
2020	1.50%	10,130	26.87	272,198	0.82%	16.26%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	1.50%	23,370	55.59	1,299,241	0.00%	25.97%
2023	1.50%	26,716	44.13	1,179,017	0.00%	41.89%
2022	1.50%	26,869	31.10	835,707	0.00%	-33.25%
2021	1.50%	28,564	46.60	1,331,062	0.00%	20.13%
2020	1.50%	31,943	38.79	1,239,130	0.02%	28.79%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2024	1.50%	5	19.91	102	6.58%	5.46%
2023	1.50%	5	18.88	97	5.73%	8.62%
2022	1.50%	5	17.38	89	6.63%	-15.01%
2021	1.50%	88	20.45	1,791	4.35%	-0.18%
2020	1.50%	94	20.49	1,926	1.67%	5.72%
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
2024	1.50%	197,823	10.77	2,129,755	1.49%	7.66%	*	***
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	1.50%	165,860	10.55	1,749,824	0.92%	5.50%	*	***

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	1.50%			13,476	10.22			137,789	3.11%	2.25%		*	***
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	1.50%			47,306	9.92			469,311	0.61%	-0.79%		*	***
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
2024	1.50%			238,108	10.55			2,512,935	2.13%	5.54%		*	***
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2024	1.50%			3,295	62.29			205,280	0.57%	20.31%
2023	1.50%			3,475	51.78			179,902	0.84%	14.60%
2022	1.50%			3,516	45.18			158,851	0.85%	-14.84%
2021	1.50%			3,871	53.05			203,721	0.70%	23.75%
2020	1.50%			4,314	42.87			184,937	0.95%	13.70%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2024	1.50%			53,827	46.14			2,480,470	0.86%	18.80%
2023	1.50%			58,225	38.84			2,249,910	0.94%	11.51%
2022	1.50%			63,880	34.83			2,183,681	1.27%	-10.79%
2021	1.50%			72,568	39.04			2,833,274	0.95%	27.10%
2020	1.50%			87,058	30.72			2,664,967	1.68%	1.17%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2024	1.50%			18,477	10.40			192,103	6.84%	0.62%
2023	1.50%			2,042	10.33			21,102	6.47%	3.33%		*	***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2024	1.50%			51,167	14.08			720,271	2.08%	23.01%
2023	1.50%			5,050	11.44			57,791	1.83%	14.44%		*	***
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2024	1.50%			38,437	44.26			1,701,412	0.73%	7.19%
2023	1.50%			38,332	41.30			1,582,926	1.06%	9.35%
2022	1.50%			41,158	37.76			1,554,254	0.60%	-11.10%
2021	1.50%			41,380	42.48			1,756,464	0.61%	30.82%
2020	1.50%			41,763	32.47			1,355,982	1.22%	-4.07%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	1.50%			10,262	43.77			449,170	0.00%	22.16%
2023	1.50%			9,296	35.83			333,067	0.00%	16.39%
2022	1.50%			10,346	30.78			318,465	0.00%	-29.79%
2021	1.50%	to	1.80%	12,430	43.84	to	55.48	545,304	0.00%	10.98%	to	11.31%
2020	1.50%	to	1.80%	12,994	39.39	to	49.99	512,121	0.00%	37.48%	to	37.90%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	1.50%			69,173	13.03			901,280	5.29%	4.51%
2023	1.50%			77,535	12.47			966,658	4.51%	4.33%
2022	1.50%			81,243	11.95			970,868	3.35%	-6.59%
2021	1.50%			122,909	12.79			1,572,472	2.84%	-0.76%
2020	1.50%			90,758	12.89			1,170,022	2.39%	1.92%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	1.50%			19,505	52.13			1,016,767	0.22%	23.96%
2023	1.50%			21,789	42.05			894,440	0.34%	25.02%
2022	1.50%			25,163	33.64			846,402	0.42%	-19.66%
2021	1.50%			29,988	41.87			1,250,996	0.37%	21.64%
2020	1.50%			33,280	34.42			1,145,569	0.61%	17.78%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2024	1.50%			117,638	13.82			1,625,682	1.55%	11.07%
2023	1.50%			126,267	12.44			1,571,009	1.70%	-3.05%
2022	1.50%			144,663	12.83			1,850,316	1.40%	-11.68%
2021	1.50%			161,798	14.53			2,351,042	1.26%	28.36%
2020	1.50%			181,225	11.32			1,996,866	5.60%	-8.63%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2024	1.50%			92,290	22.94			2,109,981	0.00%	21.19%
2023	1.50%			103,789	18.93			1,953,857	0.00%	18.04%
2022	1.50%			110,888	16.03			1,742,265	0.00%	-23.71%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	1.50%	119,921	21.02	2,520,527	0.00%	27.74%
2020	1.50%	147,640	16.45	2,407,848	0.18%	-2.67%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2024	1.50%	14,153	18.12	256,497	6.70%	2.19%
2023	1.50%	15,440	17.73	273,809	2.86%	6.54%
2022	1.50%	19,360	16.65	322,261	7.63%	-13.15%
2021	1.50%	25,803	19.17	494,572	11.10%	14.50%
2020	1.50%	26,851	16.74	449,474	5.03%	6.40%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2024	1.50%	1,918	7.13	13,681	2.19%	2.60%
2023	1.50%	2,011	6.95	13,983	16.07%	-9.22%
2022	1.50%	2,042	7.66	15,638	20.57%	7.00%
2021	1.50%	2,403	7.16	17,200	4.24%	31.36%
2020	1.50%	2,693	5.45	14,677	6.29%	-0.16%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2024	1.50%	275	18.00	4,948	6.43%	5.92%
2023	1.50%	297	17.00	5,055	5.70%	9.45%
2022	1.50%	297	15.53	4,619	4.80%	-16.97%
2021	1.50%	356	18.70	6,658	4.50%	-4.01%
2020	1.50%	433	19.49	8,437	4.62%	5.12%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2024	1.50%	16,698	12.95	216,227	3.51%	-1.99%
2023	1.50%	19,645	13.21	259,351	2.25%	3.69%
2022	1.50%	19,371	12.74	246,823	1.49%	-12.33%
2021	1.50%	19,744	14.53	286,953	4.99%	-5.59%
2020	1.50%	19,388	15.39	298,445	2.48%	8.48%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2024	1.50%	23	20.62	464	5.84%	5.28%
2023	1.50%	22	19.59	441	5.66%	10.54%
2022	1.50%	22	17.72	399	5.04%	-11.62%
2021	1.50%	112	20.05	2,249	4.51%	2.09%
2020	1.50%	652	19.64	12,806	4.84%	4.17%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2024	1.50%	198	16.92	3,357	3.61%	3.88%
2023	1.50%	198	16.29	3,232	2.57%	7.39%
2022	1.50%	246	15.16	3,726	1.35%	-11.49%
2021	1.50%	924	17.13	15,828	1.59%	-3.42%
2020	1.50%	955	17.74	16,941	5.97%	3.99%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	1.50%	52,212	16.08	836,619	2.63%	0.60%
2023	1.50%	58,553	15.98	925,921	2.98%	2.13%
2022	1.50%	65,112	15.65	1,018,749	7.09%	-13.21%
2021	1.50%	76,222	18.03	1,374,145	4.98%	4.01%
2020	1.50%	73,017	17.33	1,265,556	1.42%	10.05%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	1.50%	102,358	12.17	1,236,692	5.01%	4.47%
2023	1.50%	97,233	11.65	1,121,844	4.47%	4.32%
2022	1.50%	97,331	11.16	1,086,674	1.59%	-1.63%
2021	1.50%	115,924	11.35	1,315,762	1.14%	-1.54%
2020	1.50%	117,691	11.53	1,356,767	1.22%	0.72%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	1.50%	143,775	15.80	2,258,408	4.04%	1.00%
2023	1.50%	158,932	15.64	2,485,888	3.56%	4.35%
2022	1.50%	155,785	14.99	2,335,058	2.59%	-15.57%
2021	1.50%	193,450	17.75	3,434,690	1.82%	-2.74%
2020	1.50%	199,221	18.25	3,636,668	2.11%	7.03%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2024	1.50%	6,391	45.20	287,389	0.00%	11.97%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2023	1.50%	6,647	40.37	268,343	0.00%	17.02%
2022	1.50%	6,972	34.50	240,526	0.00%	-23.59%
2021	1.50%	8,233	45.15	371,720	0.00%	28.05%
2020	1.50%	10,472	35.26	369,235	0.00%	21.95%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2024	1.50%	10,257	48.94	502,006	1.13%	1.86%
2023	1.50%	12,601	48.05	593,592	0.89%	24.06%
2022	1.50%	13,008	38.73	503,841	0.38%	-10.54%
2021	1.50%	15,061	43.30	649,591	1.30%	26.90%
2020	1.50%	18,619	34.12	635,282	1.02%	-8.53%
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2024	1.50%	16,095	30.32	483,987	2.60%	-3.73%
2023	1.50%	20,280	31.50	638,810	2.07%	19.02%
2022	1.50%	22,175	26.47	586,886	1.36%	14.38%
2021	1.50%	21,860	23.14	504,666	0.70%	20.25%
2020	1.50%	24,132	19.24	464,324	2.55%	-3.85%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	1.50%	6,511	18.10	114,335	7.21%	1.23%
2023	1.50%	7,472	17.88	133,635	4.24%	9.75%
2022	1.50%	8,768	16.30	142,884	3.95%	-8.31%
2021	1.50%	13,861	17.77	246,357	5.15%	-5.48%
2020	1.50%	16,208	18.80	283,612	6.80%	7.30%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	1.50%	22,618	29.20	658,916	1.66%	-0.31%
2023	1.50%	24,811	29.29	726,766	3.54%	8.14%
2022	1.50%	32,367	27.09	876,720	0.28%	-25.50%
2021	1.50%	33,209	36.36	1,207,411	0.91%	-13.18%
2020	1.50%	35,176	41.88	1,473,110	2.06%	15.50%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	1.50%	12,117	25.83	312,454	2.51%	-4.29%
2023	1.50%	13,437	26.98	359,256	2.82%	-5.02%
2022	1.50%	15,267	28.41	429,168	1.70%	6.78%
2021	1.50%	12,522	26.60	333,127	0.44%	17.15%
2020	1.50%	13,552	22.71	307,738	0.94%	17.34%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2024 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$538,081	$512,430
Stocks	9,991	12,393
Mortgage loans, net of allowance	984	1,802
Policy loans	3,831	4,286
Cash, cash equivalents and short-term investments	19,645	10,527

Total invested assets	$572,532	$541,438
Accrued investment income	5,773	5,349
Deferred federal income tax assets, net	9,561	9,697
Current federal income tax recoverable	-	10,734
Other assets	8,309	8,437
Separate account assets	12,061,568	10,358,818

Total admitted assets	$12,657,743	$10,934,473

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$258,023	$278,258
Funds withheld and other payables on reinsurance	114,593	119,633
Asset valuation reserve	5,029	4,009
Reinsurance in unauthorized company	9,218	9,928
Other liabilities	35,591	21,959
Separate account liabilities	12,061,568	10,358,818

Total liabilities	$12,484,022	$10,792,605

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	834	503
Additional paid-in capital	42,165	42,165
Unassigned surplus	125,713	94,191

Total capital and surplus	$173,721	$141,868

Total liabilities, capital and surplus	$12,657,743	$10,934,473

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2024	2023	2022

Revenues
Premiums and annuity considerations	$1,348,190	$901,655	$931,511
Net investment income	24,325	22,311	17,308
Policyholder fee income	26,482	23,241	23,179
Other revenues	2,150	1,854	2,053
Total revenues	$1,401,147	$949,061	$974,051

Benefits and expenses
Benefits to policyholders and beneficiaries	$926,596	$817,326	$676,536
Decrease in reserves for future policy benefits and claims	(13,935)	(9,017)	(6,685)
Net transfers to separate accounts	445,603	104,692	272,767
Decrease in funds withheld	5,901	4,944	5,926
Other expenses	2,384	4,428	6,270
Total benefits and expenses	$1,366,549	$922,373	$954,814

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$34,598	$26,688	$19,237
Federal income tax expense (benefit)	3,068	(9,917)	1,957

Income before net realized capital gains (losses) on investments	$31,530	$36,605	$17,280
Net realized capital gains (losses) on investments, net of federal income tax (benefit) expense of $(65), $(174) and $81 in 2024, 2023 and 2022, respectively, and excluding $(258), $(1,248) and $18 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	242	(935)	(52)
Net income	$31,772	$35,670	$17,228

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$5,009	$-	$42,165	$55,421	$102,595

Net income	-	-	-	17,228	17,228
Change in asset valuation reserve	-	-	-	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	-	-	-	(578)	(578)
Change in deferred income taxes	-	-	-	2,756	2,756
Change in nonadmitted assets	-	-	-	(2,923)	(2,923)
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670
Change in asset valuation reserve	-	-	-	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001
Change in deferred income taxes	-	-	-	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827
Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772
Change in asset valuation reserve	-	-	-	(1,020)	(1,020)
Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503
Change in deferred income taxes	-	-	-	1,377	1,377
Change in nonadmitted assets	-	-	-	(1,489)	(1,489)
Change in liability for reinsurance in unauthorized company	-	-	-	710	710
Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$1,348,190	$901,655	$931,511
Net investment income	22,898	21,055	15,582
Other revenue	27,212	24,983	24,197
Policy benefits and claims paid	(925,524)	(817,922)	(676,675)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,338)	(8,291)	(12,304)
Net transfers to separate accounts	(445,576)	(104,668)	(272,722)
Federal income taxes recovered (paid)	9,192	(122)	(1,092)
Net cash provided by operating activities	$28,054	$16,690	$8,497

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	$61,685	$43,820	$25,470
Mortgage loans	818	2,552	1,620
Other assets	-	2	-
Total Investment proceeds	$62,503	$46,374	$27,090
Cost of investments acquired:
Bonds and stocks	$(83,480)	$(111,362)	$(70,724)
Other assets	(2)	-	-
Total Investments acquired	$(83,482)	$(111,362)	$(70,724)
Net decrease in policy loans	$469	$295	$243
Net cash used in investing activities	$(20,510)	$(64,693)	$(43,391)

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(6,271)	$5,745	$17,139
Net change in borrowed money	-	-	(17,936)
Other cash provided (used)	7,845	585	(15,720)

Net cash provided by (used in) financing activities and miscellaneous sources	$1,574	$6,330	$(16,517)

Net increase (decrease) in cash, cash equivalents and short-term investments	$9,118	$(41,673)	$(51,411)
Cash, cash equivalents and short-term investments at beginning of year	10,527	52,200	103,611
Cash, cash equivalents and short-term investments at end of year	$19,645	$10,527	$52,200

Supplemental disclosure of non-cash activities
Exchange of bond investments	$2,004	$26,508	$-

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2024 and 2023, the Company has $834 and $503, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 22, 2025, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%

Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%

Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)

Total, net	$154,570	$2,581	$12,026,712	$12,183,863

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,189	$-	$2,189	0%
At book value less current surrender charge of 5% or more	158	-	-	158	0%
At fair value	-	-	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	-	-	278,734	3%
Not subject to discretionary withdrawal	14,906	-	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	-	-	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$-	$-	$133

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%

Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	-	44,915	58%

Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)

Total, net	$43,839	$32,182	$76,021

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$-	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$-	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	-	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	-	(1,103)

Total, net	$43,760	$28,094	$71,854

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%

Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)

Total, net	$59,614

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2024	2023

Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$185,754	$197,919
Supplemental contracts with life contingencies, net	12,655	14,454
Deposit-type contracts	59,614	65,885

Subtotal	$258,023	$278,258

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	12,061,475	10,358,723

Subtotal	$12,061,475	$10,358,723

Total annuity actuarial reserves and deposit fund liabilities, net	$12,319,498	$10,636,981

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account

(in thousands)	Account value	Cash value	Reserve

December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920

Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559

Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)

Total, net	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	4,773
Accidental death benefits	-	-	8
Disability - active lives	-	-	25
Disability - disabled lives	-	-	2,976
Miscellaneous reserves	-	-	1,688

Total, gross	$85,101	$149,223	$161,754
Less: Reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$12,061,568	$-	$10,358,818	$-
Total	$12,061,568	$-	$10,358,818	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$-	$1,350,060	$ 1,350,060
Reserves
For accounts with assets at:
Fair value	$2,581	$12,058,894	$ 12,061,475

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475
By withdrawal characteristics:
With market value adjustment	$2,581	$-	$ 2,581
At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$ 12,061,288
Not subject to discretionary withdrawal	-	187	187

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475

1   The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

December 31, 2023
Premiums, considerations or deposits	$-	$897,590	$ 897,590
Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$ 10,358,723

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723
By withdrawal characteristics:
With market value adjustment	$2,189	$-	$ 2,189
At fair value	-	10,356,191	10,356,191
Subtotal	$2,189	$10,356,191	$ 10,358,380
Not subject to discretionary withdrawal	-	343	343

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723

1	The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,350,060	$897,590	$ 934,121
Transfers from separate accounts	(903,226)	(795,025)	(661,634)
Net transfers to separate accounts	$446,834	$102,565	$ 272,487
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(978)	2,321	(4,557)
Other miscellaneous adjustments not included in the general account balance	(253)	(194)	4,837

Net transfers as reported in the statutory statements of operations	$445,603	$104,692	$ 272,767

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$7,833	$-	$434	$7,399
States, territories and possessions	993	-	139	854
Political subdivisions and special revenues	12,396	1	842	11,555
Industrial and miscellaneous	439,272	1,732	17,783	423,221
Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549
Common stocks unaffiliated	-	-	-	-
Preferred stocks unaffiliated	1,956	-	-	1,956
Total unaffiliated stocks[1]	$1,956	$-	$-	$1,956
Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

December 31, 2023
Bonds:
U.S. Government	$9,911	$-	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495
Total bonds	$512,430	$4,052	$23,123	$493,359
Common stocks unaffiliated	50	-	-	50
Preferred stocks unaffiliated	4,760	-	-	4,760
Total unaffiliated stocks[1]	$4,810	$-	$-	$4,810
Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

1	Excludes affiliated common stocks with a carrying value of $8,035 and $7,583 as of December 31, 2024 and 2023, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,271 and $10,241 as of December 31, 2024 and 2023, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$23,780	$23,645
Due after one year through five years	226,303	223,633
Due after five years through ten years	105,209	103,082
Due after ten years	105,202	92,669
Total bonds excluding loan-backed and structured securities	$460,494	$443,029
Loan-backed and structured securities	77,587	72,520
Total bonds	$538,081	$515,549

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$-	$-	$7,399	$434	$7,399	$434
States, Territories and Possessions	-	-	854	139	854	139
Political subdivisions and special revenues	2,237	63	7,717	779	9,954	842
Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783
Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

December 31, 2023
Bonds:
U.S. Government	$-	$-	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215
Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123
Preferred stocks unaffiliated	$-	$-	$789	$211	$789	$211
Total bonds and unaffiliated stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in thousands)	2024	December 31, 2023	2022
Bonds	$23,151	$19,917	$16,730
Preferred stocks	218	339	429
Common stocks	51	222	67
Mortgage loans	71	169	299
Policy loans	247	270	296
Other	1,124	1,867	273
Gross investment income	$24,862	$22,784	$18,094
Interest expense	-	-	(218)
Investment expenses	(537)	(473)	(568)
Net investment income	$24,325	$22,311	$17,308

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $5,773 and $5,349, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in thousands)	2024	December 31, 2023	2022
Gross gains on sales	$357	$38	$143
Gross losses on sales	(438)	(1,320)	(96)
Net realized capital (losses) gains on sales	$(81)	$(1,282)	$47
Other-than-temporary impairments	-	(1,075)	-
Total net realized capital (losses) gains	$(81)	$(2,357)	$47
Tax (benefit) expense on realized (losses) gains	(65)	(174)	81
Net realized capital losses, net of tax	$(16)	$(2,183)	$(34)
Less: Net realized (losses) gains transferred to the IMR	(258)	(1,248)	18
Net realized capital gains (losses), net of tax and transfers to the IMR	$242	$(935)	$(52)

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437, respectively. For the years ended 2023 and 2022, all gross realized gains and losses on sales were related to bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024
Assets
Preferred stocks unaffiliated	$-	$1,956	$-	$1,956
Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

December 31, 2023
Assets
Preferred stocks unaffiliated	$-	$4,760	$-	$4,760
Common stocks unaffiliated	-	50	-	50
Separate account assets	10,358,818	-	-	10,358,818
Assets at fair value	$10,358,818	$4,810	$-	$10,363,628

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets
Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081
Mortgage loans, net of allowance	-	-	984	984	984
Policy loans	-	-	3,831	3,831	3,831
Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	-	-	1,802	1,802	1,802
Policy loans	-	-	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	-	10,527	10,527
Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in thousands)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

(in thousands)	Ordinary	December 31, 2023 Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	-	17,413
Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227
Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	Change
Adjusted gross deferred tax assets	$29,017	$27,337	$1,680
Total deferred tax liabilities	544	227	317
Net deferred tax assets	$28,473	$27,110	$1,363
Less: Tax effect of unrealized gains and losses			(14)
Change in deferred income tax			$1,377

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

			December 31, 2024
(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	-	$	-
Adjusted gross deferred tax assets expected to be realized[1]		9,561		-		9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		471		73		544
Admitted deferred tax assets	$	10,032	$	73	$	10,105

			December 31, 2023

(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	10	$	10
Adjusted gross deferred tax assets expected to be realized[1]		9,668		19		9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		169		58		227
Admitted deferred tax assets	$	9,837	$	87	$	9,924

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $24,624 and $19,826, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $164,159 and $132,171 as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,049% and 1,812% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

	December 31, 2023

	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2024 and 2023.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2024		2023		Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$	295	$	406	$	(111)
Deferred acquisition costs		27,753		25,896		1,857
Net operating loss carry-forward		431		862		(431)
Tax credit carry-forward		403		-		403
Other		62		86		(24)
Subtotal	$	28,944	$	27,250	$	1,694
Nonadmitted	$	(18,912)	$	(17,413)	$	(1,499)
Admitted ordinary deferred tax assets	$	10,032	$	9,837	$	195
Capital:
Investments	$	73	$	87	$	(14)
Subtotal	$	73	$	87	$	(14)
Nonadmitted	$	-	$	-	$	-
Admitted capital deferred tax assets	$	73	$	87	$	(14)
Admitted deferred tax assets	$	10,105	$	9,924	$	181

Deferred tax liabilities
Ordinary:
Investments	$	(3)	$	(9)	$	6
Other		(35)		-		(35)
Subtotal	$	(38)	$	(9)	$	(29)
Capital:
Investments	$	(506)	$	(218)	$	(288)
Subtotal	$	(506)	$	(218)	$	(288)
Deferred tax liabilities	$	(544)	$	(227)	$	(317)
Net deferred tax assets	$	9,561	$	9,697	$	(136)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2024		2023		2022
Current income tax expense (benefit)	$	3,003	$	(10,091)	$	2,038
Change in deferred income tax (without tax on unrealized gains and losses)		(1,377)		6,435		(2,756)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

Income before income and capital gains (losses) taxes	$	34,775	$	25,579	$	19,266
Federal statutory tax rate		21%		21%		21%
Expected income tax expense at statutory tax rate	$	7,303	$	5,372	$	4,046
Decrease in actual tax reported resulting from:
Dividends received deduction		(3,372)		(6,645)		(1,827)
Amortization of interest maintenance reserve		(100)		(353)		(138)
Tax credits		(2,118)		(2,030)		(2,726)
Other		(87)		-		(73)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2024.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in thousands)	Amount		Origination	Expiration
Operating loss carry-forwards	$	2,053	2011	2025
Corporate alternative minimum tax credits	$	403	2024	N/A

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. The $1.0 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership, activity or excess stock as of December 31, 2024. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had no outstanding advances from the FHLB as of December 31, 2024 and 2023, respectively.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $150,047 and $179,035 as of December 31, 2024 and 2023, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $113,558 and $120,074 as of December 31, 2024 and 2023, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2024, 2023 and 2022, the Company’s operating expenses allocated under these agreements were $22,192, $21,696 and $21,366, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2024 and 2023 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $17,493 and $11,045 as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2024, 2023 and 2022 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $15,609 and $16,538 as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $13,968 and $13,451, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2024 was $168,712 and statutory net gain from operations before realized capital gains or losses for 2024 was $31,530. As of January 1, 2025, the Company had the ability to pay dividends of $31,530 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I    Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024 (in thousands)

Column A		Column B		Column C		Column D
Type of investment	Cost		Fair Value		Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Bonds:
U.S. government and agencies	$	7,833	$	7,398	$	7,833
Obligations of states and political subdivisions		12,396		11,555		12,396
Foreign governments		993		855		993
Public utilities		57,758		55,651		57,758
All other corporate, mortgage-backed and asset-backed securities		459,101		440,090		459,101
Total bonds	$	538,081	$	515,549	$	538,081
Equity Securities:
Nonredeemable preferred stocks		2,000		1,956		1,956
Total stocks[1]	$	2,000	$	1,956	$	1,956
Mortgage loans		984				984
Cash, cash equivalents and short-term investments		19,645				19,645
Policy loans[2]		4,097				3,831
Total invested assets	$	564,807			$	564,497
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $8,035 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $266 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV   Reinsurance

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in thousands)

Column A		Column B		Column C		Column D		Column E	Column F
	Gross amount		Ceded to other companies		Assumed from other companies		Net amount		Percentage of amount assumed to net
2024
Life insurance in force	$	781,802	$	(781,802)	$	-	$	-	-
Life insurance premiums[1]	$	9,902	$	(9,902)	$	-	$	-	-

2023
Life insurance in force	$	862,903	$	(862,903)	$	-	$	-	-
Life insurance premiums[1]	$	10,457	$	(10,457)	$	-	$	-	-

2022
Life insurance in force	$	931,832	$	(931,832)	$	-	$	-	-
Life insurance premiums[1]	$	12,004	$	(12,004)	$	-	$	-	-

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.